UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number
811-07851

Franklin Fund Allocator Series
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(650)312-2000

Date of fiscal year end: 7/31

Date of reporting period: 7/31/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

1
franklintempleton.com
Annual Report
Franklin Emerging Market Core Equity (IU) Fund
This annual report for Franklin Emerging Market Core Equity
(IU) Fund covers the fiscal year ended July 31, 2023.
Fund Overview
Q. What is the Fund’s investment strategy?
A. The Fund invests in both growth and value stocks, or in
stocks with characteristics of both (“core” style of investing).
We employ a multi-factor selection process that includes
using a proprietary model to assign a quantitative factor
score for each issuer in the Fund’s investible universe based on that issuer’s exposure to quality, value and momentum.
We further analyze each security based on the assigned
factor scores but take into account certain sector weight
limits and security weight limit constraints.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. Global emerging market stocks, as measured by the
MSCI Emerging Markets Index-NR, posted a +8.35%
total return for the 12 months under review.
1
Emerging
market (EM) stocks are sensitive to interest rate changes
in developed markets, and indications that central banks
were nearing the end of their rate hiking cycles benefited
emerging markets. The declining value of the U.S. dollar
relative to many other currencies also boosted emerging
market stocks.
The Asia region, specifically China, proved a drag on returns, due to a delayed reopening of the economy, alongside
regulatory issues and problems in the country’s real estate
sector. Markets elsewhere in Asia were relatively strong,
as were European and Latin American EM regions. Value
stocks outperformed their growth counterparts in the EM
region during the year, in contrast to developed markets.
Q. How did we response to these changing market
conditions?
A. The Fund follows a multi-factor composite model,
constructed using quality, value and momentum
characteristics. During the period, the Fund navigated a
volatile equity market and factor volatility, while benefiting from tight portfolio construction and risk management.
Performance Overview
The Fund posted a +10.24% cumulative total return for
the 12 months ended July 31, 2023. In comparison, the
MSCI EM Index, which measures performance of global
emerging market stocks, posted a +8.83% cumulative total
return for the same period.
1
You can find more of the Fund’s
performance data in the Performance Summary beginning
on page 3 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
Q. What were the leading contributors to performance?
A. During the period under review, the Fund outperformed its investable universe, as represented by the MSCI Emerging
Markets Index.
Stock selection within the financials, consumer discretionary and information technology (IT) sectors contributed, as
did an overweight to the IT sector. Overweight positions
in Itau Unibanco, Akbank (not held at period-end) and
Itausa contributed within the financials sector. Elsewhere,
overweight holdings in Vipshop and PDD added relative
value in the consumer discretionary sector, as did an
underweight position in JD.com (not held at period-end).
Among IT names, overweight positions in Wistron and
Inventec proved positive.
Q. What were the leading detractors from performance?
A. Stock selection within the energy and materials sectors
detracted from relative performance during the 12-month
period. Overweight positions in energy firm Adaro Energy
Indonesia detracted, as did a lack of exposure to mining
business Posco Holdings (not held at period-end).
Geographic Composition
7/31/23
% of Total
Net Assets
Asia 75.1%
Latin America & Caribbean 10.6%
Middle East & Africa 9.0%
Europe 4.5%
Short-Term Investments & Other Net Assets 0.8%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
20
.

Franklin Emerging Market Core Equity (IU) Fund

franklintempleton.com
Annual Report
Elsewhere, overweight positions in Evergreen Marine Corp.
Taiwan and Adani Power detracted.
Q. Were there any significant changes to the Fund
during the reporting period?
A. During the 12-month period, we increased allocations
to the consumer discretionary, financials and IT sectors. In contrast, we decreased positions in materials, real estate
and utilities stocks.
Thank you for your participation in Franklin Emerging Market
Core Equity (IU) Fund. We look forward to serving your
future investment needs.
Chandra Seethamraju, Ph.D.
Sundaram Chettiappan, CFA
Todd Brighton, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of July 31, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
7/31/23
% of Total
Net Assets
Banks 15.4%
Semiconductors & Semiconductor Equipment 9.4%
Technology Hardware, Storage & Peripherals 6.8%
Interactive Media & Services 5.2%
Broadline Retail 5.1%
Oil, Gas & Consumable Fuels 4.6%
Metals & Mining 3.6%
Chemicals 3.5%
Insurance 3.2%
Automobiles 2.7%
Hotels, Restaurants & Leisure 2.4%
Electronic Equipment, Instruments &
Components 2.3%
IT Services 2.2%
Wireless Telecommunication Services 2.0%
Other
*
30.8%
Short-Term Investments & Other Net Assets 0.8%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Top 10 Holdings
7/31/23
Company
Industry, Country
% of Total
Net Assets
a a
Taiwan Semiconductor Manufacturing Co. Ltd. 6.4%
Semiconductors & Semiconductor Equipment,
Taiwan
Tencent Holdings Ltd. 4.0%
Interactive Media & Services, China
Samsung Electronics Co. Ltd. 3.7%
Technology Hardware, Storage & Peripherals,
South Korea
Alibaba Group Holding Ltd. 2.4%
Broadline Retail, China
Petroleo Brasileiro SA 1.7%
Oil, Gas & Consumable Fuels, Brazil
BYD Co. Ltd. 1.5%
Automobiles, China
Tata Consultancy Services Ltd. 1.5%
IT Services, India
Wistron Corp. 1.3%
Technology Hardware, Storage & Peripherals,
Taiwan
KB Financial Group, Inc. 1.2%
Banks, South Korea
Itausa SA 1.1%
Banks, Brazil
Top 10 Countries
7/31/23
a
% of Total
Net Assets
a a
China 29.4%
Taiwan 14.9%
India 13.8%
South Korea 11.2%
Brazil 6.5%
Mexico 3.5%
Saudi Arabia 3.4%
South Africa 3.1%
Indonesia 2.3%
Turkey 1.6%
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of July 31, 2023
Franklin Emerging Market Core Equity (IU) Fund

franklintempleton.com
Annual Report
The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 7/31/23

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Cumulative
Total Return

Average Annual
Total Return

–
1-Year +10.24% +10.24%
3-Year +3.01% +0.99%
Since Inception (9/30/19)
4
+11.21% +2.81%
See page 5 for Performance Summary footnotes.

Franklin Emerging Market Core Equity (IU) Fund
Performance Summary

franklintempleton.com
Annual Report
See page 5 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
9/30/19–7/31/23

Franklin Emerging Market Core Equity (IU) Fund
Performance Summary

franklintempleton.com
Annual Report
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with internal and external political and economic developments, trading practices, availability of information, limited markets, and currency exchange rate fluctuations and policies. Investments in emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, the Fund will generally have more exposure to the specific regional or country economic risks. There can be no assurance that the
Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. The Fund may have investments in both growth and value stocks, or in stocks with characteristics of both. Growth stock prices reflect projec-
tions of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company’s value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur. The Fund’s prospectus also includes a description of the main investment risks.
To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. The Fund could determine at any time that certain of the most affected securities have zero value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to
Russian issuers or issuers in other countries affected by the invasion.
1. Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations), interest expense and acquired fund fees and expenses of the Funds do not exceed 0.00% based on the average net assets of each class until 11/30/23.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Since Inception returns are based on the performance inception date of 9/30/19.
5. Source: FactSet. The MSCI EM Index is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global emerging markets.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(8/1/22–7/31/23)
Net Investment
Income
$0.3657
Total Annual Operating Expenses
6
With Fee
Waiver
Without Fee
Waiver
0.00% 0.17%

Your Fund’s Expenses
Franklin Emerging Market Core Equity (IU) Fund

franklintempleton.com
Annual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 2/1/23
Ending
Account
Value 7/31/23
Expenses
Paid During
Period
2/1/23–7/31/23
1,2
Ending
Account
Value 7/31/23
Expenses
Paid During
Period
2/1/23–7/31/23
1,2
a
Annualized
Expense
Ratio
2
$1,000 $1,037.50 $0.00 $1,024.79 $0.00 0.00%

franklintempleton.com
Annual Report
Franklin International Core Equity (IU) Fund
This annual report for Franklin International Core Equity (IU)
Fund covers the fiscal year ended July 31, 2023.
Fund Overview
Q. What is the Fund’s investment strategy?
A. The Fund invests in both growth and value stocks, or in
stocks with characteristics of both (“core” style of investing).
We employ a multi-factor selection process that includes
using a proprietary model to assign a quantitative factor
score for each issuer in the Fund’s investible universe based on that issuer’s exposure to quality, value and momentum.
We further analyze each security based on the assigned
factor scores, but take into account certain sector weight
limits and security weight limit constraints.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. International equity markets rose during the 12-month
period, in U.S.-dollar terms, outperforming global equities.
European developed market equities, as measured by the
MSCI Europe Index-NR, posted a +19.62% total return.
1
Economic growth in the eurozone was tepid during
the period, as higher interest rates, declining business
confidence and stalled consumer spending weighed on the
region. The ongoing war in Ukraine disrupted supply chains,
weakened the economic outlook and contributed to record
high inflation across the eurozone, as energy prices soared
at the beginning of the period. However, governments spent
significant sums to subsidize consumers and find alternative supplies. Consequently, the price of natural gas in Europe
declined notably after peaking in late August 2022, providing a tailwind for European stocks.
Elsewhere, economic activity in Japan rebounded from
a contraction in the third quarter of 2022, benefiting from
higher private consumption.
Q. How did we respond to these changing market
conditions?
A. The Fund follows a multi-factor composite model,
constructed using quality, value and momentum
characteristics. During the period, the Fund navigated a
volatile equity market and factor volatility, while benefiting from tight portfolio construction and risk management.
Performance Overview
The Fund posted a +15.44% cumulative total return for the
12 months ended July 31, 2023. In comparison, the MSCI
EAFE Index, which measures equity market performance of
developed markets, excluding the U.S. and Canada, posted
a +17.42% cumulative total return for the same period.
1
You can find more of the Fund’s performance data in the
Performance Summary beginning on page 9 .
Geographic Composition
7/31/23
% of Total
Net Assets
Europe 57.1%
Asia 26.8%
North America 7.9%
Australia & New Zealand 6.5%
Other 0.5%
Short-Term Investments & Other Net Assets 1.2%
Portfolio Composition
7/31/23
% of Total
Net Assets
Pharmaceuticals 10.0%
Banks 7.8%
Oil, Gas & Consumable Fuels 5.1%
Insurance 4.2%
Semiconductors & Semiconductor Equipment 4.0%
Textiles, Apparel & Luxury Goods 3.8%
Food Products 3.5%
Automobiles 3.4%
Chemicals 3.1%
Capital Markets 3.1%
Metals & Mining 2.6%
Machinery 2.5%
Personal Care Products 2.5%
Beverages 1.9%
Other
*
41.3%
Short-Term Investments & Other Net Assets 1.2%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
29
.

Franklin International Core Equity (IU) Fund

franklintempleton.com
Annual Report
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
Q. What were the leading contributors to performance?
A. During the period under review, the Fund underperformed
its investable universe, as represented by the MSCI EAFE
Index.
Stock selection among our Australian holdings contributed,
notably an overweight position in mining firm BHP Group
and an underweight to Commonwealth Bank of Australia.
In Japan, overweight positions in Advantest, Mitsubishi and
Sumitomo Mitsui Financial Group added relative value. In
Europe, selection among U.K. stocks contributed, notably
overweight positions in 3i Group and Standard Chartered.
Elsewhere, overweight holdings in BMW (not held at period-
end), Cie de Saint-Gobain and ING Groep (not held at
period-end) proved positive.
Q. What were the leading detractors from performance?
A. Stock selection within the health care and energy sectors contributed to relative results, as did an underweight to
the financials sector. An overweight position in oil and gas business Equinor ASA detracted, as did overweight holdings
in pharmaceutical businesses GSK, Roche and Bayer (not
held at period-end). Overweight positions in health care
equipment suppliers Sonova Holding (not held at period-end)
and Olympus also proved negative during the 12-month
period.
Q. Were there any significant changes to the Fund
during the reporting period?
A. During the 12-month period, we increased allocation to
the consumer discretionary, industrials, IT and materials
sectors. In contrast, we decreased positions in the
communication services and consumer staples sectors.
Thank you for your participation in Franklin International
Core Equity (IU) Fund. We look forward to serving your
future investment needs.
Chandra Seethamraju, Ph.D.
Sundaram Chettiappan, CFA
Todd Brighton, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of July 31, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
7/31/23
Company
Industry, Country
% of Total
Net Assets
a a
Novo Nordisk A/S 2.6%
Pharmaceuticals, Denmark
Novartis AG 2.3%
Pharmaceuticals, Switzerland
Nestle SA 2.1%
Food Products, United States
L'Oreal SA 1.7%
Personal Care Products, France
BHP Group Ltd. 1.5%
Metals & Mining, Australia
LVMH Moet Hennessy Louis Vuitton SE 1.5%
Textiles, Apparel & Luxury Goods, France
UniCredit SpA 1.3%
Banks, Italy
ASML Holding NV 1.3%
Semiconductors & Semiconductor Equipment,
Netherlands
Cie de Saint-Gobain 1.3%
Building Products, France
GSK plc 1.2%
Pharmaceuticals, United States
Top 10 Countries
7/31/23
a
% of Total
Net Assets
a a
Japan 24.2%
United Kingdom 12.5%
France 9.9%
United States 7.9%
Australia 6.3%
Germany 6.3%
Netherlands 6.2%
Switzerland 5.4%
Spain 3.7%
Denmark 3.4%

Performance Summary as of July 31, 2023
Franklin International Core Equity (IU) Fund

franklintempleton.com
Annual Report
The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 7/31/23
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Cumulative
Total Return
2
Average Annual
Total Return
3
–
1-Year +15.44% +15.44%
3-Year +27.71% +8.49%
Since Inception (8/19/19)
4
+34.83% +7.86%
See page 11 for Performance Summary footnotes.

Franklin International Core Equity (IU) Fund
Performance Summary

franklintempleton.com
Annual Report
See page 11 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
8/19/19–7/31/23

Franklin International Core Equity (IU) Fund
Performance Summary

franklintempleton.com
Annual Report
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with internal and external political and economic developments, trading practices, availability of information, limited markets, and currency exchange rate fluctu-
ations and policies. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, the Fund will generally have more exposure to the specific regional or country economic risks. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance.
Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. The Fund may have investments in both growth and value stocks, or in stocks with characteristics of both. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the compa-
ny’s value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur. The Fund’s prospectus also includes a description of the main investment risks.
1. Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations), interest expense and acquired fund fees and expenses of the Funds do not exceed 0.00% based on the average net assets of each class until 11/30/23.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Since Inception returns are based on the performance inception date of 8/19/19.
5. Source: FactSet. The MSCI EAFE Index is a free float-adjusted market capitalization-weighted index designed to measure the equity market performance of developed markets excluding the U.S. and Canada.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(8/1/22–7/31/23)
Net Investment
Income
$0.3820
Total Annual Operating Expenses
6
With Fee
Waiver
Without Fee
Waiver
0.00% 0.04%

Your Fund’s Expenses
Franklin International Core Equity (IU) Fund

franklintempleton.com
Annual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 2/1/23
Ending
Account
Value 7/31/23
Expenses
Paid During
Period
2/1/23–7/31/23
1,2
Ending
Account
Value 7/31/23
Expenses
Paid During
Period
2/1/23–7/31/23
1,2
a
Annualized
Expense
Ratio
2
$1,000 $1,072.10 $0.00 $1,024.79 $0.00 0.00%

franklintempleton.com
Annual Report
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
37
.
Franklin U.S. Core Equity (IU) Fund
This annual report for Franklin U.S. Core Equity (IU) Fund
covers the fiscal year ended July 31, 2023.
Fund Overview
Q. What is the Fund’s investment strategy?
A. The Fund invests in both growth and value stocks, or in
stocks with characteristics of both (“core” style of investing).
We employ a multi-factor selection process that includes
using a proprietary model to assign a quantitative factor
score for each issuer in the Fund’s investible universe based on that issuer’s exposure to quality, value and momentum.
We further analyze each security based on the assigned
factor scores, but take into account certain sector weight
limits and security weight limit constraints.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. Global equities, as measured by the MSCI All Country
World Index-NR (net of tax withholding when dividends
are paid), posted a +12.91% total return for the 12 months
ended July 31, 2023.
1
In the U.S., gross domestic product (GDP) expanded in the
second half of 2022 and the first half of 2023 amid rising
investment and resilient spending on services. The labor
market remained strong, as hiring continued at a brisk pace
and unemployment remained very low by historic standards.
The U.S. Federal Reserve (Fed) raised the federal funds
target rate seven times during the period, pausing at one
meeting only to resume tightening in July 2023, ending at a
range of 5.25%–5.50%. U.S. inflation cooled to 3.0% in June
2023, while economic data remained relatively robust.
U.S. equity markets were volatile during the second half of
2022, influenced by the aggressive tightening cycle, but rose sharply during the first half of 2023, as markets were driven forward by a small group of large-cap technology stocks.
Q. How did we respond to these changing market
conditions?
A. The Fund follows a multi-factor composite model,
constructed using quality, value and momentum
characteristics. During the period, the Fund navigated a
Portfolio Composition
7/31/23
% of Total
Net Assets
Software 8.9%
Technology Hardware, Storage & Peripherals 7.7%
Interactive Media & Services 6.4%
Semiconductors & Semiconductor Equipment 5.9%
Oil, Gas & Consumable Fuels 4.8%
Biotechnology 4.4%
Health Care Providers & Services 3.6%
Financial Services 3.6%
Broadline Retail 3.1%
Banks 3.1%
Health Care Equipment & Supplies 3.1%
Pharmaceuticals 2.8%
Specialty Retail 2.7%
Automobiles 2.6%
Other
*
36.4%
Short-Term Investments & Other Net Assets 0.9%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Top 10 Holdings
7/31/23
Company
Industry
% of Total
Net Assets
a a
Apple, Inc. 7.2%
Technology Hardware, Storage & Peripherals
Microsoft Corp. 6.4%
Software
Alphabet, Inc. 3.8%
Interactive Media & Services
Meta Platforms, Inc. 2.7%
Interactive Media & Services
Amazon.com, Inc. 2.6%
Broadline Retail
NVIDIA Corp. 2.5%
Semiconductors & Semiconductor Equipment
Visa, Inc. 1.8%
Financial Services
JPMorgan Chase & Co. 1.5%
Banks
PepsiCo, Inc. 1.5%
Beverages
Merck & Co., Inc. 1.5%
Pharmaceuticals

Franklin U.S. Core Equity (IU) Fund

franklintempleton.com
Annual Report
volatile equity market and factor volatility, while benefiting from tight portfolio construction and risk management.
Performance Overview
The Fund posted a +9.31% cumulative total return for the 12
months ended July 31, 2023. In comparison, the Standard &
Poor’s
®
500 Index (S&P 500
®
), which is designed to measure
total U.S. equity market performance, posted a +13.02%
cumulative total return for the same period.
1
You can find
more of the Fund’s performance data in the Performance
Summary beginning on page 15 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
Q. What were the leading contributors to performance?
A. During the period under review, the Fund underperformed
its investable universe, as represented by the S&P 500
®
Index.
The leading contributor to performance was selection
within the communication services sector, notably within
the interactive media and services sub-sector, where an
overweight allocation to Meta Platforms was additive.
Elsewhere, an underweight allocation to the financials sector contributed to relative results.
Q. What were the leading detractors from performance?
A. Selection among information technology (IT), consumer
discretionary and financials stocks detracted from relative
results during the 12-month period. Underweight allocations
to Nvidia and Tesla held back relative performance, as did
overweight allocations to Gilead Sciences within the Health
Care sector and American Electric Power Co. among utilities.
Q. Were there any significant changes to the Fund
during the reporting period?
A. Across the 12-month period, we increased allocation to
the communication services, consumer discretionary health
care and IT sectors. In contrast, we reduced allocation to the financials, industrials, real estate and utilities sectors.
Thank you for your participation in Franklin U.S. Core Equity
(IU) Fund. We look forward to serving your future investment needs.
Chandra Seethamraju, Ph.D.
Sundaram Chettiappan, CFA
Todd Brighton, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of July 31, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of July 31, 2023
Franklin U.S. Core Equity (IU) Fund

franklintempleton.com
Annual Report
The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 7/31/23
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Cumulative
Total Return
2
Average Annual
Total Return
3
–
1-Year +9.31% +9.31%
3-Year +41.47% +12.26%
Since Inception (8/19/19)
4
+62.81% +13.13%
See page 17 for Performance Summary footnotes.

Franklin U.S. Core Equity (IU) Fund
Performance Summary

franklintempleton.com
Annual Report
See page 17 for Performance Summary footnotes
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
8/19/19–7/31/23

Franklin U.S. Core Equity (IU) Fund
Performance Summary

franklintempleton.com
Annual Report
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, indus-
tries, sectors or investments. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. The Fund may have investments in both growth and value stocks, or in stocks with characteristics of both. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company’s value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur. U.S. securities can be volatile in response to various forces including political and economic events, federal and state budget deficits; unpredictability of U.S. legislation on financial reform, health care, tax reform and infrastructure; risks of trade wars; and persistently low interest rates. The Fund’s prospectus also includes a description of the main investment risks.
1. Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations), interest expense and acquired fund fees and expenses of the Funds do not exceed 0.00% based on the average net assets of each class until 11/30/23.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Since Inception returns are based on the performance inception date of 8/19/19.
5. Source: FactSet. The Standard & Poor’s
®
500 Index (S&P 500
®
) is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(8/1/22–7/31/23)
Net Investment
Income
Long-Term
Capital Gain Total
$0.2143 $0.4087 $0.6230
Total Annual Operating Expenses
6
With Fee
Waiver
Without Fee
Waiver
0.00% 0.01%

Your Fund’s Expenses
Franklin U.S. Core Equity (IU) Fund

franklintempleton.com
Annual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 2/1/23
Ending
Account
Value 7/31/23
Expenses
Paid During
Period
2/1/23–7/31/23
1,2
Ending
Account
Value 7/31/23
Expenses
Paid During
Period
2/1/23–7/31/23
1,2
a
Annualized
Expense
Ratio
2
$1,000 $1,101.00 $0.00 $1,024.79 $0.00 0.00%

Franklin Fund Allocator Series
Financial Highlights
Franklin Emerging Market Core Equity (IU) Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
Year Ended
July 31, 2020
a
2023 2022 2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $9.23 $11.83 $10.57 $10.00
Income from investment operations
b
:
Net investment income
c
...................................... 0.36 0.35 0.28 0.33
Net realized and unrealized gains (losses) ........................ 0.55 (2.58) 1.34 0.45
Total from investment operations ................................. 0.91 (2.23) 1.62 0.78
Less distributions from:
Net investment income ....................................... (0.37) (0.37) (0.36) (0.21)
Net realized gains .......................................... — — — (—)
d
Total distributions ............................................ (0.37) (0.37) (0.36) (0.21)
Net asset value, end of year .................................... $9.77 $9.23 $11.83 $10.57
Total return
e
................................................ 10.24% (19.15)% 15.57% 7.96%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates and expense reduction . 0.15% 0.17% 0.14% 0.17%
Expenses net of waiver and payments by affiliates .................... —% —% —% 0.01%
Expenses net of waiver and payments by affiliates and expense reduction .. —% —%
g
—%
g
—%
Net investment income ........................................ 3.92% 3.27% 2.41% 3.44%
Supplemental data
Net assets, end of year (000’s) .................................. $126,22 6 $109,129 $116,643 $138,590
Portfolio turnover rate ......................................... 108.11% 125.41% 108.13% 102.39%
a
For the period August 19, 2019 (effective date) to July 31, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, July 31, 2023
Franklin Emerging Market Core Equity (IU) Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.6%
Aerospace & Defense 0.3%
Bharat Electronics Ltd. ................................. India 146,810 $ 233,620
Hanwha Aerospace Co. Ltd. ............................. South Korea 1,396 133,606
367,226
Air Freight & Logistics 0.4%
a
ZTO Express Cayman, Inc., ADR ......................... China 17,800 494,840
Automobile Components 0.7%
Hankook Tire & Technology Co. Ltd. ....................... South Korea 6,572 198,852
Hyundai Mobis Co. Ltd. ................................. South Korea 3,019 550,278
Tube Investments of India Ltd. ............................ India 3,743 140,356
889,486
Automobiles 2.7%
BYD Co. Ltd., A ....................................... China 19,000 725,724
BYD Co. Ltd., H ...................................... China 34,000 1,210,990
a,b
Li Auto, Inc., A ........................................ China 44,800 961,705
c
Yadea Group Holdings Ltd., 144A, Reg S ................... China 212,000 482,430
3,380,849
Banks 13.6%
Abu Dhabi Islamic Bank PJSC ........................... United Arab
Emirates 247,252 756,653
c
Banco del Bajio SA, 144A, Reg S ......................... Mexico 133,034 405,578
Bancolombia SA ...................................... Colombia 15,237 129,715
Bank Central Asia Tbk. PT .............................. Indonesia 2,073,700 1,255,898
Bank of Beijing Co. Ltd., A ............................... China 222,895 145,779
Bank of Jiangsu Co. Ltd., A .............................. China 163,100 165,082
Bank of Shanghai Co. Ltd., A ............................. China 150,900 130,396
Bank of the Philippine Islands ............................ Philippines 60,778 126,743
BDO Unibank, Inc. .................................... Philippines 127,112 336,185
China Construction Bank Corp., H ......................... China 864,000 503,580
China Merchants Bank Co. Ltd., A ......................... China 175,200 874,911
China Minsheng Banking Corp. Ltd., A ...................... China 372,600 209,727
China Minsheng Banking Corp. Ltd., H ..................... China 1,089,500 415,271
Commercial International Bank Egypt SAE .................. Egypt 119,896 195,828
b
Grupo Financiero Inbursa SAB de CV, O .................... Mexico 382,200 927,828
Haci Omer Sabanci Holding A/S .......................... Turkey 191,874 410,308
Hana Financial Group, Inc. .............................. South Korea 41,174 1,265,710
HDFC Bank Ltd. ...................................... India 44,259 888,642
Hong Leong Bank Bhd. ................................. Malaysia 115,800 503,106
Hong Leong Financial Group Bhd. ......................... Malaysia 41,800 169,647
ICICI Bank Ltd. ....................................... India 107,508 1,310,391
Industrial Bank Co. Ltd., A ............................... China 216,506 505,727
KB Financial Group, Inc. ................................ South Korea 37,643 1,503,985
Komercni Banka A/S ................................... Czech Republic 5,665 185,506
Metropolitan Bank & Trust Co. ............................ Philippines 327,890 358,466
Qatar Islamic Bank SAQ ................................ Qatar 160,164 930,118
b
Santander Bank Polska SA .............................. Poland 3,586 355,893
Shinhan Financial Group Co. Ltd. ......................... South Korea 50,349 1,382,398
Taiwan Business Bank ................................. Taiwan 1,066,000 488,495
Yapi ve Kredi Bankasi A/S ............................... Turkey 556,997 294,326
17,131,892
Beverages 1.8%
Ambev SA ........................................... Brazil 189,400 595,198
Arca Continental SAB de CV ............................. Mexico 88,700 888,645
Fomento Economico Mexicano SAB de CV .................. Mexico 11,200 126,936

Franklin Fund Allocator Series
Schedule of Investments
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Beverages (continued)
b
United Spirits Ltd. ..................................... India 48,416 $ 598,434
2,209,213
Biotechnology 0.8%
c
3SBio, Inc., 144A, Reg S ................................ China 326,500 314,527
Celltrion, Inc. ......................................... South Korea 5,873 674,028
988,555
Broadline Retail 5.1%
a,b
Alibaba Group Holding Ltd. .............................. China 235,700 3,012,043
MINISO Group Holding Ltd., ADR ......................... China 6,700 140,767
momo.com, Inc. ...................................... Taiwan 15,000 285,947
Naspers Ltd., N ....................................... South Africa 1,563 307,185
a,b
PDD Holdings, Inc., ADR ................................ China 9,500 853,290
a,b
Vipshop Holdings Ltd., ADR ............................. China 60,622 1,141,512
Woolworths Holdings Ltd. ............................... South Africa 167,459 749,285
6,490,029
Capital Markets 1.3%
CITIC Securities Co. Ltd., A .............................. China 131,982 446,333
East Money Information Co. Ltd., A ........................ China 97,900 221,038
Guotai Junan Securities Co. Ltd., A ........................ China 80,600 176,081
Hithink RoyalFlush Information Network Co. Ltd., A ............ China 6,200 164,363
Huatai Securities Co. Ltd., A ............................. China 88,000 209,350
b,d,e
Jio Financial Services Ltd. ............................... India 34,540 109,974
Mirae Asset Securities Co. Ltd. ........................... South Korea 22,323 121,057
Reinet Investments SCA ................................ Luxembourg 5,575 135,093
1,583,289
Chemicals 3.5%
Asian Paints Ltd. ...................................... India 27,540 1,131,409
Berger Paints India Ltd. ................................. India 43,404 360,518
Kumho Petrochemical Co. Ltd. ........................... South Korea 2,978 279,752
Ningxia Baofeng Energy Group Co. Ltd., A .................. China 62,000 123,139
Orbia Advance Corp. SAB de CV ......................... Mexico 96,800 219,614
b,c,d,f
PhosAgro PJSC, GDR, Reg S ............................ Russia 32,310 —
PI Industries Ltd. ...................................... India 12,970 570,642
Pidilite Industries Ltd. .................................. India 5,512 175,400
Sahara International Petrochemical Co. ..................... Saudi Arabia 61,071 616,256
Saudi Aramco Base Oil Co. .............................. Saudi Arabia 8,603 339,944
Tianqi Lithium Corp., A ................................. China 16,000 149,472
Wanhua Chemical Group Co. Ltd., A ....................... China 32,700 448,533
4,414,679
Communications Equipment 0.2%
ZTE Corp., A ......................................... China 43,000 236,027
Construction & Engineering 0.7%
Gamuda Bhd. ........................................ Malaysia 201,200 191,853
b
Larsen & Toubro Ltd. ................................... India 19,481 635,708
827,561
Construction Materials 0.8%
Ambuja Cements Ltd. .................................. India 22,845 128,761
Shree Cement Ltd. .................................... India 955 280,145
UltraTech Cement Ltd. ................................. India 5,738 580,815
989,721

Franklin Fund Allocator Series
Schedule of Investments
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Consumer Finance 0.5%
Cholamandalam Investment and Finance Co. Ltd. ............. India 22,606 $ 311,513
Shriram Finance Ltd. ................................... India 7,375 170,041
Srisawad Corp. PCL ................................... Thailand 125,700 173,762
655,316
Consumer Staples Distribution & Retail 1.7%
BGF retail Co. Ltd. .................................... South Korea 1,364 178,530
Bid Corp. Ltd. ........................................ South Africa 9,141 216,570
Nahdi Medical Co. ..................................... Saudi Arabia 6,363 294,851
President Chain Store Corp. ............................. Taiwan 23,000 203,949
Raia Drogasil SA ...................................... Brazil 37,100 227,292
Sumber Alfaria Trijaya Tbk. PT ........................... Indonesia 2,852,900 510,835
Wal-Mart de Mexico SAB de CV .......................... Mexico 133,200 554,518
2,186,545
Containers & Packaging 0.1%
Klabin SA ........................................... Brazil 26,700 129,868
Diversified Consumer Services 0.2%
a,b,c
East Buy Holding Ltd., 144A, Reg S ....................... China 57,000 278,727
Diversified REITs 0.1%
Fibra Uno Administracion SA de CV ....................... Mexico 84,000 126,214
Diversified Telecommunication Services 1.6%
c
China Tower Corp. Ltd., H, 144A, Reg S .................... China 7,706,000 871,059
Chunghwa Telecom Co. Ltd. ............................. Taiwan 228,000 839,493
LG Uplus Corp. ....................................... South Korea 37,183 291,137
2,001,689
Electric Utilities 0.6%
b
Enel Americas SA ..................................... Chile 2,821,116 381,330
Enel Chile SA ........................................ Chile 4,582,534 316,210
d,f
Inter RAO UES PJSC .................................. Russia 8,656,700 —
697,540
Electrical Equipment 1.4%
ABB India Ltd. ........................................ India 5,287 293,062
Havells India Ltd. ..................................... India 35,214 571,831
NARI Technology Co. Ltd., A ............................. China 35,460 120,839
TBEA Co. Ltd., A ...................................... China 54,070 124,232
Voltronic Power Technology Corp. ......................... Taiwan 11,000 612,646
1,722,610
Electronic Equipment, Instruments & Components 2.3%
Delta Electronics, Inc. .................................. Taiwan 36,000 419,459
Foxconn Industrial Internet Co. Ltd., A ...................... China 102,900 322,448
Hon Hai Precision Industry Co. Ltd. ........................ Taiwan 142,000 490,438
Kingboard Holdings Ltd. ................................ China 115,000 319,999
Largan Precision Co. Ltd. ............................... Taiwan 12,000 830,767
Unisplendour Corp. Ltd., A ............................... China 27,500 105,184
Zhen Ding Technology Holding Ltd. ........................ Taiwan 123,000 411,399
2,899,694
Entertainment 1.3%
NCSoft Corp. ........................................ South Korea 762 164,911
a
NetEase, Inc. ........................................ China 56,100 1,221,853
a,b
Tencent Music Entertainment Group, ADR ................... China 40,300 281,697
1,668,461

Franklin Fund Allocator Series
Schedule of Investments
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services 0.6%
Far East Horizon Ltd. .................................. China 231,000 $ 173,745
FirstRand Ltd. ........................................ South Africa 155,654 633,337
807,082
Food Products 2.0%
Britannia Industries Ltd. ................................. India 18,890 1,101,232
IOI Corp. Bhd. ........................................ Malaysia 165,300 152,934
Nestle India Ltd. ...................................... India 1,176 322,531
Nestle Malaysia Bhd. .................................. Malaysia 11,900 353,384
Orion Corp. .......................................... South Korea 4,137 367,319
Uni-President China Holdings Ltd. ......................... China 235,000 203,175
2,500,575
Gas Utilities 0.3%
ENN Energy Holdings Ltd. ............................... China 9,500 115,469
Indraprastha Gas Ltd. .................................. India 55,087 310,544
426,013
Ground Transportation 0.1%
Daqin Railway Co. Ltd., A ............................... China 159,300 159,709
Health Care Equipment & Supplies 0.2%
Shandong Weigao Group Medical Polymer Co. Ltd., H ......... China 130,000 167,886
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A .......... China 2,900 120,420
288,306
Health Care Providers & Services 1.1%
Dr. Sulaiman Al Habib Medical Services Group Co. ............ Saudi Arabia 12,599 970,588
Sinopharm Group Co. Ltd., H ............................ China 113,200 356,482
1,327,070
Hotels, Restaurants & Leisure 2.4%
Indian Hotels Co. Ltd., A ................................ India 123,708 595,101
a,b,c
Meituan Dianping, B, 144A, Reg S ........................ China 55,710 1,063,490
OPAP SA ........................................... Greece 23,021 404,920
Yum China Holdings, Inc. ............................... China 15,983 975,283
3,038,794
Household Durables 0.4%
Gree Electric Appliances, Inc. of Zhuhai, A ................... China 28,500 154,858
Haier Smart Home Co. Ltd., A ............................ China 55,100 190,946
LG Electronics, Inc. .................................... South Korea 2,378 201,926
547,730
Household Products 0.1%
Kimberly-Clark de Mexico SAB de CV, A .................... Mexico 61,900 145,352
Independent Power and Renewable Electricity Producers 0.7%
b
Adani Power Ltd. ..................................... India 107,912 359,002
Engie Brasil Energia SA ................................ Brazil 35,000 325,970
Ratch Group PCL ..................................... Thailand 192,000 203,418
888,390
Industrial Conglomerates 1.2%
Bidvest Group Ltd. (The) ................................ South Africa 33,354 517,677
KOC Holding A/S ..................................... Turkey 134,710 675,108
Mytilineos SA ........................................ Greece 8,445 351,477
1,544,262

Franklin Fund Allocator Series
Schedule of Investments
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance 3.2%
Bupa Arabia for Cooperative Insurance Co. .................. Saudi Arabia 13,293 $ 611,405
DB Insurance Co. Ltd. .................................. South Korea 8,179 482,450
OUTsurance Group Ltd. ................................ South Africa 143,277 309,884
Ping An Insurance Group Co. of China Ltd., A ................ China 115,500 853,900
Powszechny Zaklad Ubezpieczen SA ...................... Poland 46,782 473,263
Samsung Fire & Marine Insurance Co. Ltd. .................. South Korea 2,901 553,167
Samsung Life Insurance Co. Ltd. .......................... South Korea 13,874 757,174
4,041,243
Interactive Media & Services 5.2%
a
Autohome, Inc., ADR ................................... China 13,400 428,398
a,b
Baidu, Inc., A ......................................... China 34,950 683,287
a,b,c
Kuaishou Technology, 144A, Reg S ........................ China 49,200 431,803
a
Tencent Holdings Ltd. .................................. China 109,300 5,023,457
6,566,945
IT Services 2.2%
Elm Co. ............................................ Saudi Arabia 3,536 640,949
HCL Technologies Ltd. ................................. India 11,477 156,011
Tata Consultancy Services Ltd. ........................... India 46,327 1,930,142
2,727,102
Life Sciences Tools & Services 0.7%
Divi's Laboratories Ltd. ................................. India 3,571 160,177
WuXi AppTec Co. Ltd., A ................................ China 23,200 233,607
c
WuXi AppTec Co. Ltd., H, 144A, Reg S ..................... China 55,540 528,309
922,093
Machinery 0.5%
Doosan Bobcat, Inc. ................................... South Korea 8,059 368,779
Shenzhen Inovance Technology Co. Ltd., A .................. China 13,800 137,365
Weichai Power Co. Ltd., A ............................... China 73,100 135,208
641,352
Marine Transportation 0.3%
Evergreen Marine Corp. Taiwan Ltd. ....................... Taiwan 84,000 278,036
Yang Ming Marine Transport Corp. ........................ Taiwan 63,000 93,278
371,314
Media 0.1%
MultiChoice Group .................................... South Africa 24,383 120,706
Metals & Mining 2.6%
African Rainbow Minerals Ltd. ............................ South Africa 16,009 180,741
Anglo American Platinum Ltd. ............................ South Africa 2,632 131,577
CMOC Group Ltd., A ................................... China 190,200 164,776
Gold Fields Ltd. ....................................... South Africa 30,388 471,409
Hindalco Industries Ltd. ................................. India 48,986 276,182
Kumba Iron Ore Ltd. ................................... South Africa 11,403 312,874
b,d,f
MMC Norilsk Nickel PJSC ............................... Russia 3,164 —
b,d,f
Novolipetsk Steel PJSC ................................ Russia 347,890 —
b,d,f
Severstal PAO ....................................... Russia 48,409 —
Southern Copper Corp. ................................. Mexico 3,485 304,728
Vale SA ............................................. Brazil 36,600 535,302
Vedanta Ltd. ......................................... India 106,920 359,848
Zijin Mining Group Co. Ltd., H ............................ China 326,000 563,032
3,300,469

Franklin Fund Allocator Series
Schedule of Investments
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels 4.1%
Adaro Energy Indonesia Tbk. PT .......................... Indonesia 2,306,200 $ 368,924
MOL Hungarian Oil & Gas plc ............................ Hungary 44,343 350,073
b
ORLEN SA .......................................... Poland 27,085 482,914
Petroleo Brasileiro SA .................................. Brazil 213,900 1,574,627
Reliance Industries Ltd. ................................. India 34,263 1,063,739
Turkiye Petrol Rafinerileri A/S ............................ Turkey 178,438 684,758
Ultrapar Participacoes SA ............................... Brazil 54,100 216,119
United Tractors Tbk. PT ................................ Indonesia 249,200 455,258
5,196,412
Paper & Forest Products 0.1%
Indah Kiat Pulp & Paper Tbk. PT .......................... Indonesia 309,100 187,636
Passenger Airlines 0.3%
b,c
InterGlobe Aviation Ltd., 144A, Reg S ...................... India 10,382 327,602
Personal Care Products 0.8%
Colgate-Palmolive India Ltd. ............................. India 21,428 526,589
Hindustan Unilever Ltd. ................................. India 17,450 543,636
1,070,225
Pharmaceuticals 1.4%
China Medical System Holdings Ltd. ....................... China 176,000 296,370
CSPC Pharmaceutical Group Ltd. ......................... China 1,471,600 1,229,168
Kalbe Farma Tbk. PT .................................. Indonesia 1,404,400 178,376
1,703,914
Real Estate Management & Development 1.6%
DLF Ltd. ............................................ India 34,876 220,221
Emaar Properties PJSC ................................ United Arab
Emirates 688,798 1,267,421
NEPI Rockcastle NV ................................... Romania 81,392 487,778
1,975,420
Semiconductors & Semiconductor Equipment 9.4%
b
Daqo New Energy Corp., ADR ........................... China 9,100 355,537
Global Unichip Corp. ................................... Taiwan 8,000 417,646
Novatek Microelectronics Corp. ........................... Taiwan 95,000 1,282,308
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 450,000 8,110,565
Tongwei Co. Ltd., A .................................... China 50,300 245,514
United Microelectronics Corp. ............................ Taiwan 913,000 1,369,372
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A ......... China 14,100 122,095
11,903,037
Software 0.3%
Beijing Kingsoft Office Software, Inc., A ..................... China 2,064 117,528
Hundsun Technologies, Inc., A ............................ China 20,700 119,395
Tata Elxsi Ltd. ........................................ India 1,620 141,257
378,180
Specialty Retail 0.7%
JUMBO SA .......................................... Greece 11,511 343,525
c
Topsports International Holdings Ltd., 144A, Reg S ............ China 322,000 297,641
Zhongsheng Group Holdings Ltd. ......................... China 63,500 223,100
864,266
Technology Hardware, Storage & Peripherals 6.8%
Inventec Corp. ....................................... Taiwan 441,000 895,384
Lenovo Group Ltd. .................................... China 1,226,000 1,411,331

Franklin Fund Allocator Series
Schedule of Investments
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals (continued)
Samsung Electronics Co. Ltd. ............................ South Korea 85,221 $ 4,654,720
Wistron Corp. ........................................ Taiwan 359,000 1,617,367
8,578,802
Textiles, Apparel & Luxury Goods 1.2%
ANTA Sports Products Ltd. .............................. China 86,400 1,023,899
Bosideng International Holdings Ltd. ....................... China 672,000 308,069
Pou Chen Corp. ...................................... Taiwan 127,000 126,136
1,458,104
Tobacco 0.4%
ITC Ltd. ............................................ India 97,322 551,524
Trading Companies & Distributors 0.1%
c
BOC Aviation Ltd., 144A, Reg S .......................... China 16,300 136,627
Transportation Infrastructure 0.7%
Grupo Aeroportuario del Sureste SAB de CV, B ............... Mexico 17,350 490,754
International Container Terminal Services, Inc. ................ Philippines 46,280 182,916
Promotora y Operadora de Infraestructura SAB de CV ......... Mexico 17,090 177,034
850,704
Water Utilities 0.1%
Guangdong Investment Ltd. ............................. China 138,000 119,467
Wireless Telecommunication Services 2.0%
Advanced Info Service PCL .............................. Thailand 196,000 1,294,958
China United Network Communications Ltd., A ............... China 262,100 189,764
Etihad Etisalat Co. .................................... Saudi Arabia 63,968 798,751
Intouch Holdings PCL, F ................................ Thailand 132,400 298,056
2,581,529
Total Common Stocks (Cost $109,509,597) .....................................
120,617,987
Preferred Stocks 3.6%
Banks 1.8%
g
Itau Unibanco Holding SA, 5.35% ......................... Brazil 145,000 878,221
g
Itausa SA, 6.37% ..................................... Brazil 695,330 1,443,994
2,322,215
Electric Utilities 0.3%
g
Cia Energetica de Minas Gerais, 8.91% ..................... Brazil 150,000 401,912
Metals & Mining 1.0%
g
Gerdau SA, 11.71% ................................... Brazil 202,495 1,252,573
Oil, Gas & Consumable Fuels 0.5%
g
Petroleo Brasileiro SA, 42.38% ........................... Brazil 94,200 619,746
Total Preferred Stocks (Cost $3,604,060) .......................................
4,596,446
Total Long Term Investments (Cost $113,113,657) ...............................
125,214,433
a

Franklin Fund Allocator Series
Schedule of Investments
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 60 .
Short Term Investments 1.1%
a a
Country Shares
a
Value
a a a
Money Market Funds 1.1%
h,i
Institutional Fiduciary Trust - Money Market Portfolio, 4.842% .... United States 1,411,873 $ 1,411,873
Total Money Market Funds (Cost $1,411,873) ...................................
1,411,873
Total Short Term Investments (Cost $1,411,873 ) .................................
1,411,873
a
Total Investments (Cost $114,525,530) 100.3% ..................................
$126,626,306
Other Assets, less Liabilities (0.3)% ...........................................
(400,179)
Net Assets 100.0% ...........................................................
$126,226,127
a
Variable interest entity (VIE). See the Fund’s statement of additional information and/or notes to financial statements regarding investments made through a VIE structure. At
July 31, 2023, the aggregate value of these securities was $15,876,102, representing 12.6% of net assets.
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2023, the aggregate value of these securities was $5,137,793, representing 4.1% of net assets.
d
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
e
See Note 8 regarding restricted securities.
f
See Note 7 regarding investments in Russian securities.
g
Variable rate security. The rate shown represents the yield at period end.
h
See Note 3(d) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin International Core Equity (IU) Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
Year Ended
July 31, 2020
a
2023 2022 2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $10.18 $13.09 $10.31 $10.00
Income from investment operations
b
:
Net investment income
c
...................................... 0.37 0.34 0.35 0.25
Net realized and unrealized gains (losses) ........................ 1.16 (2.26) 2.80 0.30
Total from investment operations ................................. 1.53 (1.92) 3.15 0.55
Less distributions from:
Net investment income ....................................... (0.38) (0.42) (0.37) (0.24)
Net realized gains .......................................... — (0.57) — —
Total distributions ............................................ (0.38) (0.99) (0.37) (0.24)
Net asset value, end of year .................................... $11.33 $10.18 $13.09 $10.31
Total return
d
................................................ 15.44% (15.56)% 31.00% 5.58%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates and expense reduction . 0.03% 0.04% 0.04% 0.08%
Expenses net of waiver and payments by affiliates .................... —% —% —% 0.01%
Expenses net of waiver and payments by affiliates and expense reduction .. —%
f
—% —%
f
—%
Net investment income ........................................ 3.62% 2.94% 2.93% 2.57%
Supplemental data
Net assets, end of year (000’s) .................................. $944,165 $800,757 $360,375 $281,150
Portfolio turnover rate ......................................... 101.79% 125.21% 103.80% 94.98%
a
For the period August 19, 2019 (effective date) to July 31, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, July 31, 2023
Franklin International Core Equity (IU) Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.8%
Aerospace & Defense 1.4%
BAE Systems plc ..................................... United Kingdom 892,331 $ 10,671,857
Dassault Aviation SA ................................... France 14,543 2,825,399
13,497,256
Air Freight & Logistics 0.6%
DHL Group .......................................... Germany 18,984 976,307
DSV A/S ............................................ Denmark 10,979 2,197,467
Nippon Express Holdings, Inc. ............................ Japan 42,800 2,509,417
5,683,191
Automobile Components 0.5%
Bridgestone Corp. ..................................... Japan 50,000 2,074,770
Continental AG ....................................... Germany 23,019 1,837,996
Valeo .............................................. France 46,173 1,043,797
4,956,563
Automobiles 3.4%
Bayerische Motoren Werke AG ........................... Germany 93,612 11,417,015
Mazda Motor Corp. .................................... Japan 305,100 3,026,743
Stellantis NV ......................................... United States 565,376 11,601,371
Toyota Motor Corp. .................................... Japan 331,800 5,578,806
31,623,935
Banks 7.8%
a
ABN AMRO Bank NV, CVA, 144A, Reg S ................... Netherlands 234,748 3,991,832
AIB Group plc ........................................ Ireland 775,325 3,647,197
Banco Bilbao Vizcaya Argentaria SA ....................... Spain 1,127,520 8,937,960
HSBC Holdings plc .................................... United Kingdom 766,665 6,368,489
Mitsubishi UFJ Financial Group, Inc. ....................... Japan 290,800 2,341,596
NatWest Group plc .................................... United Kingdom 1,669,036 5,239,379
Standard Chartered plc ................................. United Kingdom 1,008,802 9,690,481
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 240,300 11,258,460
Swedbank AB, A ...................................... Sweden 488,908 8,967,449
UniCredit SpA ........................................ Italy 502,191 12,716,761
73,159,604
Beverages 1.9%
a
Budweiser Brewing Co. APAC Ltd., 144A, Reg S .............. China 949,700 2,316,386
Carlsberg A/S, B ...................................... Denmark 9,503 1,425,364
Coca-Cola HBC AG ................................... Italy 61,886 1,820,941
Heineken Holding NV .................................. Netherlands 60,346 4,947,323
Pernod Ricard SA ..................................... France 34,249 7,551,621
18,061,635
Biotechnology 0.8%
CSL Ltd. ............................................ United States 31,542 5,681,229
b
Swedish Orphan Biovitrum AB ............................ Sweden 95,477 1,868,788
7,550,017
Broadline Retail 0.8%
Next plc ............................................ United Kingdom 70,716 6,395,867
Wesfarmers Ltd. ...................................... Australia 43,462 1,452,159
7,848,026
Building Products 1.3%
Cie de Saint-Gobain ................................... France 177,658 12,016,341
Capital Markets 3.1%
3i Group plc ......................................... United Kingdom 426,159 10,812,580

Franklin Fund Allocator Series
Schedule of Investments
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Capital Markets (continued)
Deutsche Bank AG .................................... Germany 870,645 $ 9,652,096
Deutsche Boerse AG ................................... Germany 32,511 6,229,723
Nomura Holdings, Inc. .................................. Japan 293,000 1,212,134
Singapore Exchange Ltd. ............................... Singapore 145,200 1,061,462
28,967,995
Chemicals 3.1%
Air Liquide SA ........................................ France 24,583 4,420,277
BASF SE ........................................... Germany 32,059 1,718,872
ICL Group Ltd. ....................................... Israel 349,740 2,328,774
Nitto Denko Corp. ..................................... Japan 75,200 5,347,548
OCI NV ............................................. Netherlands 60,530 1,725,248
Shin-Etsu Chemical Co. Ltd. ............................. Japan 255,400 8,414,115
Solvay SA ........................................... Belgium 43,202 5,188,959
29,143,793
Commercial Services & Supplies 0.2%
Brambles Ltd. ........................................ Australia 99,275 939,218
Dai Nippon Printing Co. Ltd. ............................. Japan 30,700 872,678
1,811,896
Communications Equipment 0.2%
Telefonaktiebolaget LM Ericsson, B ........................ Sweden 336,767 1,694,106
Construction & Engineering 0.6%
ACS Actividades de Construccion y Servicios SA .............. Spain 118,780 4,155,153
Eiffage SA ........................................... France 16,325 1,698,567
5,853,720
Construction Materials 0.6%
CRH plc ............................................ Ireland 90,627 5,399,224
Consumer Staples Distribution & Retail 1.6%
Carrefour SA ......................................... France 81,838 1,636,183
Jeronimo Martins SGPS SA ............................. Portugal 66,532 1,811,551
Koninklijke Ahold Delhaize NV ............................ Netherlands 309,550 10,670,733
MatsukiyoCocokara & Co. ............................... Japan 15,900 930,494
15,048,961
Containers & Packaging 0.1%
Smurfit Kappa Group plc ................................ Ireland 24,368 964,354
Diversified Consumer Services 0.1%
Pearson plc ......................................... United Kingdom 94,003 1,039,861
Diversified REITs 0.3%
Stockland ........................................... Australia 898,536 2,553,669
Diversified Telecommunication Services 1.9%
Deutsche Telekom AG .................................. Germany 147,405 3,213,903
Spark New Zealand Ltd. ................................ New Zealand 487,416 1,569,511
Swisscom AG ........................................ Switzerland 13,732 8,829,939
Telenor ASA ......................................... Norway 394,203 4,219,629
17,832,982
Electric Utilities 1.6%
BKW AG ............................................ Switzerland 12,340 2,208,046
Chubu Electric Power Co., Inc. ........................... Japan 382,800 4,795,643
Endesa SA .......................................... Spain 152,430 3,267,305

Franklin Fund Allocator Series
Schedule of Investments
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities (continued)
Origin Energy Ltd. ..................................... Australia 851,959 $ 4,850,231
15,121,225
Electrical Equipment 1.6%
Mitsubishi Electric Corp. ................................ Japan 239,100 3,450,484
Prysmian SpA ........................................ Italy 146,258 5,832,587
Schneider Electric SE .................................. United States 34,613 6,174,555
15,457,626
Electronic Equipment, Instruments & Components 1.2%
Ibiden Co. Ltd. ....................................... Japan 26,800 1,628,886
Keyence Corp. ....................................... Japan 8,900 3,993,806
TDK Corp. .......................................... Japan 77,400 2,965,061
Yokogawa Electric Corp. ................................ Japan 128,000 2,403,700
10,991,453
Entertainment 0.6%
Capcom Co. Ltd. ...................................... Japan 101,700 4,573,144
Square Enix Holdings Co. Ltd. ............................ Japan 30,700 1,422,002
5,995,146
Financial Services 1.4%
Edenred ............................................ France 48,395 3,143,558
EXOR NV ........................................... Netherlands 47,962 4,482,242
Industrivarden AB, A ................................... Sweden 75,187 2,135,092
ORIX Corp. .......................................... Japan 68,500 1,317,703
Washington H Soul Pattinson & Co. Ltd. .................... Australia 98,289 2,180,800
13,259,395
Food Products 3.5%
Danone SA .......................................... France 21,920 1,338,705
MEIJI Holdings Co. Ltd. ................................. Japan 119,200 2,753,987
Nestle SA ........................................... United States 159,041 19,484,461
Nissin Foods Holdings Co. Ltd. ........................... Japan 36,000 3,035,360
a
WH Group Ltd., 144A, Reg S ............................ Hong Kong 3,382,000 1,845,826
Yakult Honsha Co. Ltd. ................................. Japan 75,000 4,161,438
32,619,777
Gas Utilities 0.6%
Tokyo Gas Co. Ltd. .................................... Japan 228,900 5,190,554
Ground Transportation 0.5%
Keisei Electric Railway Co. Ltd. ........................... Japan 60,300 2,502,766
Kintetsu Group Holdings Co. Ltd. ......................... Japan 59,900 2,009,442
4,512,208
Health Care Equipment & Supplies 1.7%
BioMerieux .......................................... France 20,887 2,242,410
Cochlear Ltd. ........................................ Australia 10,534 1,694,630
EssilorLuxottica SA .................................... France 20,673 4,159,274
Hoya Corp. .......................................... Japan 27,600 3,214,280
Olympus Corp. ....................................... Japan 281,800 4,598,112
15,908,706
Health Care Providers & Services 0.3%
Sonic Healthcare Ltd. .................................. Australia 127,681 3,016,822
Health Care Technology 0.1%
M3, Inc. ............................................ Japan 38,900 899,517

Franklin Fund Allocator Series
Schedule of Investments
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure 1.4%
Compass Group plc ................................... United Kingdom 151,828 $ 3,950,362
Genting Singapore Ltd. ................................. Singapore 2,366,500 1,674,014
InterContinental Hotels Group plc ......................... United Kingdom 21,106 1,559,947
a
La Francaise des Jeux SAEM, 144A, Reg S ................. France 58,688 2,240,757
Lottery Corp. Ltd. (The) ................................. Australia 1,190,907 4,144,232
13,569,312
Household Durables 1.6%
Barratt Developments plc ............................... United Kingdom 154,148 902,357
Panasonic Holdings Corp. ............................... Japan 545,500 6,733,320
Sekisui House Ltd. .................................... Japan 326,800 6,667,275
Taylor Wimpey plc ..................................... United Kingdom 816,839 1,199,053
15,502,005
Household Products 0.5%
Reckitt Benckiser Group plc ............................. United Kingdom 45,416 3,402,342
Unicharm Corp. ....................................... Japan 35,700 1,320,853
4,723,195
Independent Power and Renewable Electricity Producers 0.1%
RWE AG ............................................ Germany 29,187 1,256,283
Industrial Conglomerates 1.8%
CK Hutchison Holdings Ltd. .............................. United Kingdom 1,319,500 8,137,635
Hitachi Ltd. .......................................... Japan 110,700 7,246,923
Siemens AG ......................................... Germany 10,225 1,742,930
17,127,488
Industrial REITs 0.3%
Goodman Group ...................................... Australia 213,930 2,958,044
Insurance 4.2%
Ageas SA/NV ........................................ Belgium 53,032 2,245,222
Helvetia Holding AG ................................... Switzerland 18,231 2,697,724
Japan Post Holdings Co. Ltd. ............................ Japan 1,005,300 7,341,294
Legal & General Group plc .............................. United Kingdom 929,308 2,785,123
Medibank Pvt Ltd. ..................................... Australia 833,354 1,967,471
MS&AD Insurance Group Holdings, Inc. .................... Japan 245,300 9,123,524
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen .. Germany 18,548 6,982,951
QBE Insurance Group Ltd. .............................. Australia 103,950 1,103,627
Sampo OYJ, A ....................................... Finland 73,375 3,233,682
Zurich Insurance Group AG .............................. Switzerland 4,853 2,346,284
39,826,902
Interactive Media & Services 0.3%
a
Auto Trader Group plc, 144A, Reg S ....................... United Kingdom 281,494 2,334,683
IT Services 0.9%
NEC Corp. .......................................... Japan 58,900 2,980,071
Otsuka Corp. ........................................ Japan 52,400 2,182,111
TIS, Inc. ............................................ Japan 123,800 3,140,038
8,302,220
Leisure Products 0.2%
Bandai Namco Holdings, Inc. ............................ Japan 89,000 2,013,586
Life Sciences Tools & Services 0.6%
b
QIAGEN NV ......................................... United States 126,970 5,958,169
Machinery 2.5%
Atlas Copco AB, A ..................................... Sweden 512,928 7,286,631

Franklin Fund Allocator Series
Schedule of Investments
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Atlas Copco AB, B ..................................... Sweden 192,206 $ 2,373,548
Komatsu Ltd. ........................................ Japan 298,800 8,370,718
SKF AB, B .......................................... Sweden 200,574 3,821,442
Volvo AB, A .......................................... Sweden 51,890 1,176,661
Wartsila OYJ Abp ..................................... Finland 76,931 966,561
23,995,561
Marine Transportation 0.6%
AP Moller - Maersk A/S, A ............................... Denmark 1,753 3,524,835
Kuehne + Nagel International AG ......................... Switzerland 2,970 929,248
SITC International Holdings Co. Ltd. ....................... China 736,000 1,612,660
6,066,743
Media 0.3%
Hakuhodo DY Holdings, Inc. ............................. Japan 129,400 1,488,672
Publicis Groupe SA .................................... France 17,596 1,418,814
2,907,486
Metals & Mining 2.6%
BHP Group Ltd. ...................................... Australia 464,852 14,467,063
BlueScope Steel Ltd. ................................... Australia 277,694 4,095,170
Fortescue Metals Group Ltd. ............................. Australia 433,945 6,379,308
24,941,541
Multi-Utilities 1.1%
Centrica plc ......................................... United Kingdom 2,426,556 4,300,396
E.ON SE ............................................ Germany 461,865 5,843,273
10,143,669
Office REITs 0.1%
Japan Real Estate Investment Corp. ....................... Japan 236 949,215
Oil, Gas & Consumable Fuels 5.1%
BP plc .............................................. United Kingdom 1,854,379 11,505,855
Equinor ASA ......................................... Norway 289,055 8,841,143
Inpex Corp. .......................................... Japan 110,000 1,420,345
OMV AG ............................................ Austria 32,947 1,484,532
Repsol SA ........................................... Spain 452,785 6,913,487
Shell plc ............................................ Netherlands 245,695 7,446,759
TotalEnergies SE ..................................... France 177,654 10,794,621
48,406,742
Paper & Forest Products 0.2%
Mondi plc ........................................... Austria 123,063 2,158,683
Passenger Airlines 0.2%
b
Qantas Airways Ltd. ................................... Australia 236,134 1,037,519
Singapore Airlines Ltd. ................................. Singapore 177,500 1,005,618
2,043,137
Personal Care Products 2.5%
Beiersdorf AG ........................................ Germany 58,649 7,596,053
L'Oreal SA .......................................... France 33,570 15,615,142
23,211,195
Pharmaceuticals 10.0%
AstraZeneca plc ...................................... United Kingdom 57,907 8,320,186
GSK plc ............................................ United States 661,092 11,768,672
Ipsen SA ............................................ France 21,740 2,740,073
Novartis AG ......................................... Switzerland 208,215 21,798,281

Franklin Fund Allocator Series
Schedule of Investments
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Novo Nordisk A/S, B ................................... Denmark 152,682 $ 24,621,768
Orion OYJ, B ........................................ Finland 55,338 2,126,893
Otsuka Holdings Co. Ltd. ............................... Japan 229,300 8,430,747
Roche Holding AG .................................... United States 27,365 8,484,072
Sanofi SA ........................................... United States 47,430 5,060,509
Shionogi & Co. Ltd. .................................... Japan 21,900 917,787
94,268,988
Professional Services 1.7%
Randstad NV ........................................ Netherlands 64,258 3,764,929
RELX plc ........................................... United Kingdom 70,886 2,385,885
Wolters Kluwer NV .................................... Netherlands 75,441 9,474,446
15,625,260
Real Estate Management & Development 1.3%
CK Asset Holdings Ltd. ................................. Hong Kong 378,000 2,188,984
Daiwa House Industry Co. Ltd. ........................... Japan 179,500 4,878,618
Hulic Co. Ltd. ........................................ Japan 199,600 1,699,436
Nomura Real Estate Holdings, Inc. ........................ Japan 52,200 1,294,719
Swire Pacific Ltd., A ................................... Hong Kong 252,500 2,110,666
12,172,423
Retail REITs 0.2%
Vicinity Ltd. .......................................... Australia 1,753,324 2,331,229
Semiconductors & Semiconductor Equipment 4.0%
Advantest Corp. ...................................... Japan 75,100 10,387,073
ASML Holding NV ..................................... Netherlands 17,418 12,477,104
Disco Corp. .......................................... Japan 20,500 3,853,506
STMicroelectronics NV ................................. Singapore 206,737 11,058,615
37,776,298
Software 1.7%
b
Check Point Software Technologies Ltd. .................... Israel 19,723 2,607,578
Oracle Corp. Japan .................................... Japan 23,000 1,612,269
Sage Group plc (The) .................................. United Kingdom 558,424 6,717,313
SAP SE ............................................ Germany 6,859 935,732
WiseTech Global Ltd. .................................. Australia 76,123 4,396,030
16,268,922
Specialty Retail 1.1%
Industria de Diseno Textil SA ............................. Spain 260,150 9,958,881
Nitori Holdings Co. Ltd. ................................. Japan 7,000 857,168
10,816,049
Technology Hardware, Storage & Peripherals 0.6%
FUJIFILM Holdings Corp. ............................... Japan 33,500 1,945,200
Logitech International SA ............................... Switzerland 15,475 1,094,003
Seiko Epson Corp. .................................... Japan 133,900 2,198,867
5,238,070
Textiles, Apparel & Luxury Goods 3.8%
Burberry Group plc .................................... United Kingdom 218,131 6,226,846
Cie Financiere Richemont SA ............................ Switzerland 33,412 5,380,123
Hermes International ................................... France 1,993 4,411,436
LVMH Moet Hennessy Louis Vuitton SE .................... France 15,231 14,147,351
Swatch Group AG (The), I ............................... Switzerland 13,462 4,308,140

Franklin Fund Allocator Series
Schedule of Investments
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods (continued)
Swatch Group AG (The), N .............................. Switzerland 28,226 $ 1,694,951
36,168,847
Tobacco 0.9%
Imperial Brands plc .................................... United Kingdom 158,057 3,734,313
Japan Tobacco, Inc. ................................... Japan 210,400 4,668,693
8,403,006
Trading Companies & Distributors 1.8%
Marubeni Corp. ....................................... Japan 278,800 4,936,155
Mitsubishi Corp. ...................................... Japan 228,800 11,706,888
16,643,043
Transportation Infrastructure 0.2%
a
Aena SME SA, 144A, Reg S ............................. Spain 9,939 1,587,325
Wireless Telecommunication Services 1.0%
KDDI Corp. .......................................... Japan 316,800 9,323,963
Total Common Stocks (Cost $797,841,424) .....................................
932,698,840
Rights
Rights 0.0%
Tobacco 0.0%
b,c
Swedish Match AB, 2/23/28 .............................. Sweden 314,685 —
Total Rights (Cost $3,314,738) ................................................
—
Total Long Term Investments (Cost $801,156,162) ...............................
932,698,840
a
Short Term Investments 0.7%
a a
Country Shares
a
Value
a a a
Money Market Funds 0.7%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 4.842% .... United States 7,035,498 7,035,498
Total Money Market Funds (Cost $7,035,498) ...................................
7,035,498
Total Short Term Investments (Cost $7,035,498 ) .................................
7,035,498
a
Total Investments (Cost $808,191,660) 99.5% ...................................
$939,734,338
Other Assets, less Liabilities 0.5% .............................................
4,430,573
Net Assets 100.0% ...........................................................
$944,164,911
See Abbreviations on page 60 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2023, the aggregate value of these securities was $14,316,809, representing 1.5% of net assets.
b
Non-income producing.
c
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
d
See Note 3(d) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin U.S. Core Equity (IU) Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
Year Ended
July 31, 2020
a
2023 2022 2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $13.12 $14.99 $11.31 $10.00
Income from investment operations
b
:
Net investment income
c
...................................... 0.20 0.24 0.21 0.21
Net realized and unrealized gains (losses) ........................ 0.94 (0.81) 3.74 1.27
Total from investment operations ................................. 1.14 (0.57) 3.95 1.48
Less distributions from:
Net investment income ....................................... (0.21) (0.20) (0.20) (0.17)
Net realized gains .......................................... (0.41) (1.10) (0.07) —
Total distributions ............................................ (0.62) (1.30) (0.27) (0.17)
Net asset value, end of year .................................... $13.64 $13.12 $14.99 $11.31
Total return
d
................................................ 9.31% (4.42)% 35.39% 15.09%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates and expense reduction . 0.01% 0.01% 0.01% 0.03%
Expenses net of waiver and payments by affiliates and expense reduction
f
. —% —% —% —%
Net investment income ........................................ 1.59% 1.73% 1.60% 2.12%
Supplemental data
Net assets, end of year (000’s) .................................. $1,802,029 $2,053,864 $1,316,677 $722,523
Portfolio turnover rate ......................................... 95.10% 128.24% 98.39% 60.94%
a
For the period August 19, 2019 (effective date) to July 31, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, July 31, 2023
Franklin U.S. Core Equity (IU) Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Common Stocks 99.1%
Aerospace & Defense 1.2%
Lockheed Martin Corp. ............................................... 46,976 $ 20,968,677
Air Freight & Logistics 0.5%
Expeditors International of Washington, Inc. ............................... 71,892 9,151,852
Automobile Components 0.1%
BorgWarner, Inc. .................................................... 47,533 2,210,285
a
Phinia, Inc. ........................................................ 9,506 269,685
2,479,970
Automobiles 2.6%
General Motors Co. .................................................. 490,269 18,811,621
a
Tesla, Inc. ......................................................... 94,169 25,183,616
Thor Industries, Inc. ................................................. 21,895 2,528,654
46,523,891
Banks 3.1%
Citigroup, Inc. ...................................................... 441,280 21,031,405
First Citizens BancShares, Inc., A ....................................... 4,627 6,622,625
JPMorgan Chase & Co. ............................................... 176,421 27,867,461
55,521,491
Beverages 1.9%
Molson Coors Beverage Co., B ......................................... 88,867 6,200,251
PepsiCo, Inc. ...................................................... 148,501 27,837,997
34,038,248
Biotechnology 4.4%
a
Biogen, Inc. ....................................................... 67,133 18,138,665
Gilead Sciences, Inc. ................................................ 271,649 20,683,355
a
Regeneron Pharmaceuticals, Inc. ....................................... 24,167 17,929,739
a
Vertex Pharmaceuticals, Inc. ........................................... 61,538 21,682,299
78,434,058
Broadline Retail 3.1%
a
Amazon.com, Inc. ................................................... 350,020 46,790,673
eBay, Inc. ......................................................... 198,119 8,818,277
55,608,950
Building Products 0.5%
a
Builders FirstSource, Inc. ............................................. 53,770 7,766,001
Owens Corning ..................................................... 15,460 2,164,245
9,930,246
Capital Markets 1.2%
Affiliated Managers Group, Inc. ......................................... 15,233 2,111,903
Evercore, Inc., A .................................................... 15,490 2,092,080
Jefferies Financial Group, Inc. .......................................... 53,228 1,958,258
MarketAxess Holdings, Inc. ............................................ 18,713 5,037,914
SEI Investments Co. ................................................. 43,317 2,728,538
State Street Corp. ................................................... 106,144 7,689,071
21,617,764
Chemicals 1.2%
CF Industries Holdings, Inc. ........................................... 91,717 7,528,131
Linde plc .......................................................... 20,917 8,171,645
LyondellBasell Industries NV, A ......................................... 25,235 2,494,732

Franklin Fund Allocator Series
Schedule of Investments
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks
(continued)
Chemicals (continued)
Mosaic Co. (The) ................................................... 78,984 $ 3,219,388
21,413,896
Commercial Services & Supplies 0.3%
Cintas Corp. ....................................................... 3,581 1,797,805
a
Clean Harbors, Inc. .................................................. 11,159 1,855,295
Rollins, Inc. ........................................................ 54,308 2,217,396
5,870,496
Communications Equipment 1.7%
Cisco Systems, Inc. ................................................. 512,759 26,683,978
Motorola Solutions, Inc. ............................................... 16,127 4,622,482
31,306,460
Construction & Engineering 0.2%
EMCOR Group, Inc. ................................................. 19,944 4,288,758
Construction Materials 0.1%
Eagle Materials, Inc. ................................................. 12,236 2,255,951
Consumer Finance 0.4%
Synchrony Financial ................................................. 204,580 7,066,193
Consumer Staples Distribution & Retail 2.4%
Kroger Co. (The) .................................................... 308,538 15,007,288
a
Performance Food Group Co. .......................................... 26,652 1,592,724
Walmart, Inc. ...................................................... 170,118 27,195,063
43,795,075
Containers & Packaging 0.2%
Graphic Packaging Holding Co. ......................................... 132,713 3,211,655
Distributors 0.1%
Genuine Parts Co. .................................................. 17,335 2,699,406
Diversified Telecommunication Services 0.5%
AT&T, Inc. ......................................................... 619,598 8,996,563
Electric Utilities 1.0%
American Electric Power Co., Inc. ....................................... 168,419 14,271,826
OGE Energy Corp. .................................................. 83,497 3,018,417
17,290,243
Electrical Equipment 0.7%
Acuity Brands, Inc. .................................................. 10,251 1,693,875
Hubbell, Inc., B ..................................................... 22,714 7,086,768
nVent Electric plc ................................................... 70,894 3,748,875
12,529,518
Electronic Equipment, Instruments & Components 0.9%
a
Arrow Electronics, Inc. ............................................... 24,370 3,473,700
Jabil, Inc. ......................................................... 54,608 6,043,467
a
Keysight Technologies, Inc. ............................................ 11,444 1,843,400
National Instruments Corp. ............................................ 55,283 3,261,697
Vontier Corp. ....................................................... 60,097 1,858,800
16,481,064
Entertainment 1.3%
a
Activision Blizzard, Inc. ............................................... 57,728 5,354,849

Franklin Fund Allocator Series
Schedule of Investments
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Common Stocks
(continued)
Entertainment (continued)
Electronic Arts, Inc. .................................................. 55,671 $ 7,590,741
a
Netflix, Inc. ........................................................ 18,378 8,067,391
World Wrestling Entertainment, Inc., A .................................... 18,161 1,906,905
22,919,886
Financial Services 3.6%
a
Berkshire Hathaway, Inc., B ............................................ 59,587 20,972,241
Mastercard, Inc., A .................................................. 13,191 5,200,947
MGIC Investment Corp. ............................................... 123,229 2,062,853
Visa, Inc., A ........................................................ 135,854 32,296,571
Voya Financial, Inc. .................................................. 24,052 1,786,102
Western Union Co. (The) .............................................. 158,181 1,926,645
64,245,359
Food Products 0.9%
Hershey Co. (The) .................................................. 69,808 16,147,288
Gas Utilities 0.1%
Atmos Energy Corp. ................................................. 17,723 2,157,066
Ground Transportation 0.3%
a
Avis Budget Group, Inc. .............................................. 8,468 1,865,416
Landstar System, Inc. ................................................ 15,291 3,113,094
4,978,510
Health Care Equipment & Supplies 3.1%
a
Boston Scientific Corp. ............................................... 390,832 20,264,639
a
Edwards Lifesciences Corp. ........................................... 35,706 2,930,392
a
Hologic, Inc. ....................................................... 116,805 9,276,653
a
IDEXX Laboratories, Inc. .............................................. 35,525 19,706,783
Zimmer Biomet Holdings, Inc. .......................................... 22,512 3,110,033
55,288,500
Health Care Providers & Services 3.6%
Cardinal Health, Inc. ................................................. 119,222 10,905,236
a
Centene Corp. ..................................................... 25,594 1,742,696
HCA Healthcare, Inc. ................................................. 9,277 2,530,858
Humana, Inc. ...................................................... 44,515 20,335,788
McKesson Corp. .................................................... 41,833 16,833,599
UnitedHealth Group, Inc. .............................................. 25,738 13,032,951
65,381,128
Health Care REITs 0.3%
Medical Properties Trust, Inc. .......................................... 246,435 2,486,529
Omega Healthcare Investors, Inc. ....................................... 98,084 3,128,880
5,615,409
Hotels, Restaurants & Leisure 1.6%
a
Booking Holdings, Inc. ............................................... 3,954 11,746,544
Boyd Gaming Corp. ................................................. 31,700 2,165,744
McDonald's Corp. ................................................... 43,791 12,839,521
Yum! Brands, Inc. ................................................... 12,754 1,755,843
28,507,652
Household Durables 1.4%
Lennar Corp., A ..................................................... 119,831 15,198,166
a
NVR, Inc. ......................................................... 887 5,593,812

Franklin Fund Allocator Series
Schedule of Investments
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks
(continued)
Household Durables (continued)
Toll Brothers, Inc. ................................................... 47,356 $ 3,804,107
24,596,085
Household Products 1.4%
Clorox Co. (The) .................................................... 9,717 1,471,931
Colgate-Palmolive Co. ............................................... 257,269 19,619,334
Kimberly-Clark Corp. ................................................. 12,647 1,632,728
Procter & Gamble Co. (The) ........................................... 11,470 1,792,761
24,516,754
Industrial Conglomerates 1.1%
General Electric Co. ................................................. 173,806 19,855,597
Industrial REITs 0.2%
First Industrial Realty Trust, Inc. ........................................ 55,471 2,867,851
Insurance 2.3%
American International Group, Inc. ...................................... 143,847 8,671,097
Aon plc, A ......................................................... 13,159 4,191,141
a
Arch Capital Group Ltd. ............................................... 175,346 13,622,631
Hartford Financial Services Group, Inc. (The) .............................. 36,086 2,593,862
Old Republic International Corp. ........................................ 114,476 3,156,103
Primerica, Inc. ...................................................... 15,434 3,282,812
RLI Corp. ......................................................... 12,815 1,709,649
Unum Group ....................................................... 82,842 4,026,950
41,254,245
Interactive Media & Services 6.4%
a
Alphabet, Inc., A .................................................... 270,261 35,869,040
a
Alphabet, Inc., C .................................................... 238,752 31,780,279
a
Meta Platforms, Inc., A ............................................... 150,919 48,082,793
115,732,112
IT Services 0.8%
Amdocs Ltd. ....................................................... 50,511 4,729,850
Cognizant Technology Solutions Corp., A .................................. 47,072 3,108,164
a
DXC Technology Co. ................................................. 75,389 2,084,506
a
Gartner, Inc. ....................................................... 7,005 2,476,898
a
VeriSign, Inc. ...................................................... 8,979 1,894,120
14,293,538
Life Sciences Tools & Services 0.9%
a
Medpace Holdings, Inc. ............................................... 9,933 2,514,738
a
Mettler-Toledo International, Inc. ........................................ 10,375 13,046,251
15,560,989
Machinery 1.3%
Allison Transmission Holdings, Inc. ...................................... 38,905 2,283,334
PACCAR, Inc. ...................................................... 142,845 12,303,240
Snap-on, Inc. ...................................................... 25,072 6,830,616
Timken Co. (The) ................................................... 27,089 2,515,484
23,932,674
Media 1.7%
Comcast Corp., A ................................................... 602,086 27,250,412
Nexstar Media Group, Inc., A ........................................... 9,730 1,816,786

Franklin Fund Allocator Series
Schedule of Investments
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Common Stocks
(continued)
Media (continued)
Omnicom Group, Inc. ................................................ 20,157 $ 1,705,685
30,772,883
Metals & Mining 1.1%
Nucor Corp. ....................................................... 56,146 9,662,165
Reliance Steel & Aluminum Co. ......................................... 8,957 2,623,147
Steel Dynamics, Inc. ................................................. 79,181 8,439,111
20,724,423
Multi-Utilities 0.8%
Consolidated Edison, Inc. ............................................. 159,196 15,101,333
Oil, Gas & Consumable Fuels 4.8%
Cheniere Energy, Inc. ................................................ 35,158 5,690,674
Chevron Corp. ..................................................... 68,525 11,214,802
Exxon Mobil Corp. ................................................... 145,794 15,634,949
HF Sinclair Corp. ................................................... 39,150 2,039,323
Marathon Oil Corp. .................................................. 88,218 2,317,487
Marathon Petroleum Corp. ............................................ 168,296 22,386,734
PDC Energy, Inc. ................................................... 36,728 2,787,288
Range Resources Corp. .............................................. 98,647 3,100,475
Valero Energy Corp. ................................................. 164,806 21,245,141
86,416,873
Pharmaceuticals 2.8%
Bristol-Myers Squibb Co. .............................................. 188,193 11,703,723
Johnson & Johnson ................................................. 69,010 11,561,245
Merck & Co., Inc. ................................................... 257,655 27,478,906
50,743,874
Professional Services 1.1%
a
CACI International, Inc., A ............................................. 5,279 1,849,973
Science Applications International Corp. .................................. 22,470 2,726,510
Verisk Analytics, Inc., A ............................................... 66,765 15,285,179
19,861,662
Residential REITs 0.2%
Mid-America Apartment Communities, Inc. ................................ 20,887 3,125,948
Retail REITs 0.2%
Brixmor Property Group, Inc. ........................................... 125,855 2,861,943
Semiconductors & Semiconductor Equipment 5.9%
Broadcom, Inc. ..................................................... 13,232 11,890,937
a
Cirrus Logic, Inc. .................................................... 23,729 1,917,303
KLA Corp. ......................................................... 28,442 14,617,766
a
Lattice Semiconductor Corp. ........................................... 58,653 5,333,904
Microchip Technology, Inc. ............................................ 33,853 3,180,151
NVIDIA Corp. ...................................................... 96,015 44,866,849
a
ON Semiconductor Corp. ............................................. 180,611 19,460,835
QUALCOMM, Inc. ................................................... 33,540 4,432,982
105,700,727
Software 8.9%
a
Cadence Design Systems, Inc. ......................................... 84,370 19,743,424
Dolby Laboratories, Inc., A ............................................. 24,953 2,211,085
a
Dropbox, Inc., A .................................................... 110,778 2,985,467
a
Fair Isaac Corp. .................................................... 11,753 9,848,661

Franklin Fund Allocator Series
Schedule of Investments
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks
(continued)
Software (continued)
a
Manhattan Associates, Inc. ............................................ 26,363 $ 5,025,315
Microsoft Corp. ..................................................... 341,566 114,738,851
a
Synopsys, Inc. ..................................................... 8,232 3,719,218
a
Teradata Corp. ..................................................... 43,475 2,471,554
160,743,575
Specialized REITs 1.1%
CubeSmart ........................................................ 94,099 4,080,132
Gaming and Leisure Properties, Inc. ..................................... 32,095 1,523,229
Public Storage ..................................................... 36,652 10,326,701
VICI Properties, Inc., A ............................................... 49,842 1,569,026
Weyerhaeuser Co. .................................................. 56,084 1,910,221
19,409,309
Specialty Retail 2.7%
a
AutoNation, Inc. .................................................... 12,778 2,057,002
a
AutoZone, Inc. ..................................................... 1,933 4,797,165
Best Buy Co., Inc. ................................................... 22,266 1,849,191
Lowe's Cos., Inc. .................................................... 43,600 10,214,172
Murphy USA, Inc. ................................................... 8,330 2,557,560
a
O'Reilly Automotive, Inc. .............................................. 11,563 10,704,910
TJX Cos., Inc. (The) ................................................. 62,772 5,431,661
a
Ulta Beauty, Inc. .................................................... 23,716 10,548,877
48,160,538
Technology Hardware, Storage & Peripherals 7.7%
Apple, Inc. ........................................................ 656,245 128,919,329
Hewlett Packard Enterprise Co. ......................................... 608,530 10,576,252
139,495,581
Textiles, Apparel & Luxury Goods 0.3%
a
Deckers Outdoor Corp. ............................................... 11,020 5,991,464
a
Tobacco 0.3%
Altria Group, Inc. .................................................... 127,823 5,805,721
Trading Companies & Distributors 0.4%
MSC Industrial Direct Co., Inc., A ........................................ 18,306 1,847,442
WW Grainger, Inc. ................................................... 7,382 5,451,533
7,298,975
Water Utilities 0.1%
Essential Utilities, Inc. ................................................ 38,548 1,630,195
Wireless Telecommunication Services 0.1%
a
T-Mobile US, Inc. ................................................... 14,298 1,969,835
a
Total Common Stocks (Cost $1,418,487,238) ....................................
1,785,145,927
a a a a

Franklin Fund Allocator Series
Schedule of Investments
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments 0.9%
a a
Shares
a
Value
a
Money Market Funds 0.9%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 4.842% .................. 15,977,991 $ 15,977,991
Total Money Market Funds (Cost $15,977,991) ..................................
15,977,991
Total Short Term Investments (Cost $15,977,991 ) ................................
15,977,991
a
Total Investments (Cost $1,434,465,229) 100.0% ................................
$1,801,123,918
Other Assets, less Liabilities 0.0%
†
............................................
904,712
Net Assets 100.0% ...........................................................
$1,802,028,630
See Abbreviations on page 60 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 3(d) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
July 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $113,113,657 $801,156,162 $1,418,487,238
Cost - Non-controlled affiliates (Note 3 d ) ...................... 1,411,873 7,035,498 15,977,991
Value - Unaffiliated issuers ................................ $125,214,433 $932,698,840 $1,785,145,927
Value - Non-controlled affiliates (Note 3 d ) ..................... 1,411,873 7,035,498 15,977,991
Cash .................................................. — 1,280 117,333
Foreign currency, at value (cost $300,156, $3,016 and $–, respectively) 301,500 3,004 —
Receivables:
Investment securities sold ................................. 73,599 245 70,968,186
Capital shares sold ...................................... 329,255 25,044,842 1,670,568
Dividends ............................................. 667,253 2,740,893 777,754
European Union tax reclaims (Note 1 c ) ....................... — 246,125 —
Affiliates .............................................. 35,533 65,813 26,102
Total assets ........................................ 128,033,446 967,836,540 1,874,683,861
Liabilities:
Payables:
Investment securities purchased ............................ 75 23,392,031 —
Capital shares redeemed ................................. 1,537,284 212,321 72,615,532
Trustees' fees and expenses ............................... 69 346 883
Deferred tax ............................................. 204,802 — —
Accrued expenses and other liabilities ......................... 65,089 66,931 38,816
Total liabilities ....................................... 1,807,319 23,671,629 72,655,231
Net assets, at value ............................... $126,226,127 $944,164,911 $1,802,028,630
Net assets consist of:
Paid-in capital ........................................... $130,193,742 $849,516,702 $1,532,440,651
Total distributable earnings (losses) ........................... (3,967,615) 94,648,209 269,587,979
Net assets, at value ............................... $126,226,127 $944,164,911 $1,802,028,630
Shares outstanding ....................................... 12,918,022 83,313,594 132,115,970
Net asset value per share .................................. $9.77 $11.33 $13.64

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
for the year ended July 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Investment income:
Dividends: (net of foreign taxes of $597,090, $3,077,632 and $3,123, respectively)
Unaffiliated issuers ...................................... $4,342,135 $29,563,779 $28,946,877
Non-controlled affiliates (Note 3 d ) ........................... 28,795 264,565 599,230
Other income
a
........................................... 1,639 157,850
b
32,090
Total investment income ................................. 4,372,569 29,986,194 29,578,197
Expenses:
Custodian fees (Note 4 ) .................................... 49,452 82,893 13,681
Reports to shareholders fees ................................ (1,932) (1,828) (1,840)
Registration and filing fees .................................. 48,169 54,660 59,176
Professional fees ......................................... 59,233 45,307 29,267
Trustees' fees and expenses ................................ 789 9,414 22,471
Interest expense ......................................... 9,870 18,991 686
European Union tax reclaims filing fees (Note 1c) ................. — 11,750 —
Other .................................................. 1,392 1,474 19,783
Total expenses ....................................... 166,973 222,661 143,224
Expense reductions (Note 4 ) ............................. — (28) (456)
Expenses waived/paid by affiliates (Note 3 d and 3 e ) ............ (166,973) (222,633) (142,768)
Net expenses ....................................... — — —
Net investment income .............................. 4,372,569 29,986,194 29,578,197
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $32,349, $– and $–, respectively)
Unaffiliated issuers .................................... (8,605,555) (5,786,645) (62,038,691)
Foreign currency transactions .............................. 5,190 341,201 9
Net realized gain (loss) ................................ (8,600,365) (5,445,444) (62,038,682)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 15,974,292 97,656,437 186,885,919
Translation of other assets and liabilities denominated in foreign currencies ........................................... 40,400 85,626 —
Change in deferred taxes on unrealized appreciation ............. (137,638) — —
Net change in unrealized appreciation (depreciation) .......... 15,877,054 97,742,063 186,885,919
Net realized and unrealized gain (loss) .......................... 7,276,689 92,296,619 124,847,237
Net increase (decrease) in net assets resulting from operations ........ $11,649,258 $122,282,813 $154,425,434
a
Other income includes payments by Advisers for acquired fund fees and expenses (See Note 3e) .
b
Other income includes income from EU reclaims (See Note 1c) .

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Emerging Market Core Equity (IU)
Fund Franklin International Core Equity (IU) Fund
Year Ended
July 31, 2023
Year Ended
July 31, 2022
Year Ended
July 31, 2023
Year Ended
July 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $4,372,569 $3,678,471 $29,986,194 $11,937,300
Net realized gain (loss) ............ (8,600,365) (5,771,077) (5,445,444) (23,331,941)
Net change in unrealized appreciation
(depreciation) ................. 15,877,054 (21,114,530) 97,742,063 (28,023,908)
Net increase (decrease) in net
assets resulting from operations . 11,649,258 (23,207,136) 122,282,813 (39,418,549)
Distributions to shareholders ......... (4,506,203) (3,917,204) (30,622,815) (33,759,067)
Capital share transactions (Note 2 ) ..... 9,954,236 19,610,017 51,747,446 513,559,733
Net increase (decrease) in net
assets ..................... 17,097,291 (7,514,323) 143,407,444 440,382,117
Net assets:
Beginning of year .................. 109,128,836 116,643,159 800,757,467 360,375,350
End of year ...................... $126,226,127 $109,128,836 $944,164,911 $800,757,467

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin U.S. Core Equity (IU) Fund
Year Ended
July 31, 2023
Year Ended
July 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $29,578,197 $23,185,045
Net realized gain (loss) ................................................. (62,038,682) 51,240,154
Net change in unrealized appreciation (depreciation) ........................... 186,885,919 (65,826,833)
Net increase (decrease) in net assets resulting from operations ................ 154,425,434 8,598,366
Distributions to shareholders .............................................. (91,270,972) (118,026,381)
Capital share transactions (Note 2 ) .......................................... (314,989,416) 846,614,494
Net increase (decrease) in net assets ................................... (251,834,954) 737,186,479
Net assets:
Beginning of year ....................................................... 2,053,863,584 1,316,677,105
End of year ........................................................... $1,802,028,630 $2,053,863,584

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of eighteen
separate funds, three of which are included in this report
(Funds). The Funds follow the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and apply
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
The following summarizes the Funds’ significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Funds' business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At July 31, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned
in those countries (EU reclaims). Income recognized, if
any, for EU reclaims is reflected as other income in the
Statements of Operations and any related receivable, if
any, is reflected as European Union tax reclaims in the
Statements of Assets and Liabilities. Any fees associated
with these filings are reflected as European Union tax
reclaim filing fees in the Statements of Operations. When
uncertainty exists as to the ultimate resolution of these
proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are
reflected in the financial statements. For U.S. income tax
purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of July 31, 2023, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years).
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Dividend
income is recorded on the ex-dividend date except for
certain dividends from securities where the dividend rate
is not available. In such cases, the dividend is recorded
as soon as the information is received by the Funds.
Distributions to shareholders are recorded on the ex-
dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At July 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:
Franklin Emerging Market Core
Equity (IU) Fund
Franklin International Core
Equity (IU) Fund
Shares Amount Shares Amount
Class A
Year ended July 31, 2023
Shares sold ................................... 1,550,202 $13,989,446 15,474,480 $163,181,228
Shares issued in reinvestment of distributions .......... 502,987 4,506,203 2,946,671 30,622,815
Shares redeemed ............................... (957,954) (8,541,413) (13,775,976) (142,056,597)
Net increase (decrease) .......................... 1,095,235 $9,954,236 4,645,175 $51,747,446
Year ended July 31, 2022
Shares sold ................................... 3,389,370 $35,059,730 60,523,652 $614,058,141
Shares issued in reinvestment of distributions .......... 381,790 3,917,204 2,902,155 33,759,067
Shares redeemed ............................... (1,809,754) (19,366,917) (12,298,376) (134,257,475)
Net increase (decrease) .......................... 1,961,406 $19,610,017 51,127,431 $513,559,733
1. Organization and Significant Accounting Policies
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Funds are also officers and/or trustees of the following subsidiaries:
a. Management Fees
Advisers provides investment management services to the Funds. The Funds do not pay a fee for these services. Advisers and its affiliates, receive compensation from the investment companies that invest in the Funds.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.
c. Transfer Agent Fees
Investor Services provides shareholder services to the Funds. The Funds do not pay a fee for these services.
d. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Advisers has contractually agreed to reimburse expenses of the Funds in an amount equal to fees indirectly borne by the Funds on assets invested in the affiliated management investment companies, as noted in the Statements of Operations. During the year ended July 31, 2023, investments in affiliated management investment companies were as follows:
Franklin U.S. Core Equity (IU)
Fund
Shares Amount
Class A
Year ended July 31, 2023
Shares sold ................................... 6,260,327 $78,691,449
Shares issued in reinvestment of distributions .......... 7,452,212 91,270,972
Shares redeemed ............................... (38,143,023) (484,951,837)
Net increase (decrease) .......................... (24,430,484) $(314,989,416)
Year ended July 31, 2022
Shares sold ................................... 80,697,663 $1,013,215,277
Shares issued in reinvestment of distributions .......... 8,310,364 118,026,381
Shares redeemed ............................... (20,294,121) (284,627,164)
Net increase (decrease) .......................... 68,713,906 $846,614,494
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
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Annual Report
e. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations), interest expense and acquired fund fees and expenses of the Funds do not exceed 0.00% based on the average net assets of each class until November 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.
Acquired fund fees and expenses are indirect expenses, and therefore Advisers may make payments, if necessary, to the
Funds to offset these estimated indirect expenses. Payments by Advisers for the year ended July 31, 2023, are reflected as other income in the Statements of Operations.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Emerging Market Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.842% $ 2,085,742 $ 33,457,871 $ (34,131,740) $ — $ — $ 1,411,873 1,411,873 $ 28,795
Total Affiliated Securities ... $2,085,742 $33,457,871 $(34,131,740) $— $— $1,411,873 $28,795
Franklin International Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.842% 7,114,441 165,587,271 (165,666,214) — — 7,035,498 7,035,498 264,565
Total Affiliated Securities ... $7,114,441 $165,587,271 $(165,666,214) $— $— $7,035,498 $264,565
Franklin U.S. Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.842% 19,849,812 68,730,606 (72,602,427) — — 15,977,991 15,977,991 599,230
Total Affiliated Securities ... $19,849,812 $68,730,606 $(72,602,427) $— $— $15,977,991 $599,230
3. Transactions with Affiliates
(continued)
d. Investments in Affiliated Management Investment Companies
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f. Other Affiliated Transactions
At July 31, 2023, the shares of the Funds were owned by the following entities:
4. Expense Offset Arrangement
The Funds have previously  entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses . During the year ended July 31, 2023, the custodian fees were reduced as noted in the Statements of Operations.  For Emerging Market Core Equity (IU) Fund , effective
June 12, 2023, earned credits, if any, will be recognized as income . For International Core Equity (IU) Fund, effective May 8 ,
2023, earned credits, if any, will be recognized as income. For U.S. Core Equity (IU) Fund, effective April 17 , 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2023, the capital loss carryforwards were as follows:
Shares
Percentage of
Outstanding Shares
a
Franklin Emerging Market Core Equity (IU) Fund
Franklin Growth Allocation Fund 3,672,856 28.4%
Franklin Moderate Allocation Fund 3,566,671 27.6%
Franklin Conservative Allocation Fund 1,347,956 10.4%
Superior Officer Council Balanced Fund 1,028,000 8.0%
Other affiliates
b
3,302,539 25.6%
Total
12,918,022 100.0%
Franklin International Core Equity (IU) Fund
Franklin Growth Allocation Fund 10,781,806 12.9%
Franklin Moderate Allocation Fund 10,450,234 12.5%
Franklin Growth Allocation 529 Portfolio 4,823,991 5.8%
Franklin Aggressive Growth Allocation 529 Portfolio 4,504,056 5.4%
Other affiliates
b
52,753,507 63.4%
Total
83,313,594 100.0%
Franklin U.S. Core Equity (IU) Fund
Franklin Moderate Allocation Fund 25,290,257 19.1%
Franklin Growth Allocation Fund 22,302,656 16.9%
Franklin Conservative Allocation Fund 9,529,573 7.2%
Other affiliates
b
74,993,484 56.8%
Total
132,115,970 100.0%
a
Investment activities of significant shareholders could have a material impact on the Fund.
b
Comprised of affiliated shareholders whose individual ownership is less than 5% and would not have a material impact on the Fund.
3. Transactions with Affiliates
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Annual Report
The tax character of distributions paid during the years ended July 31, 2023 and 2022, was as follows:
At July 31, 2023, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares, corporate actions and REITs.
Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 9,035,808 $ 29,902,582 $ 78,013,202
Long term ............................. 3,504,193 — 7,242,319
Total capital loss carryforwards ............ $12,540,001 $2 9,902,582 $85,255,521
Franklin Emerging Market Core
Equity (IU) Fund
Franklin International Core Equity
(IU) Fund
2023 2022 2023 2022
Distributions paid from:
Ordinary income ........................ $4,506,203 $3,917,204 $30,622,815 $20,770,073
Long term capital gain .................... — — — 12,988,994
$4,506,203 $3,917,204 $30,622,815 $33,759,067
Franklin U.S. Core Equity (IU) Fund
2023 2022
Distributions paid from:
Ordinary income ........................ $30,279,451 $79,116,191
Long term capital gain .................... 60,991,521 38,910,190
$91,270,972 $118,026,381
Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
a a a a
Cost of investments ....................... $119,381,243 $824,935,031 $1,446,280,418
Unrealized appreciation ..................... $19,361,715 $145,751,750 $384,329,138
Unrealized depreciation ..................... (12,116,652) (30,952,443) (29,485,638)
Net unrealized appreciation (depreciation) ....... $7,245,063 $114,799,307 $354,843,500
Distributable earnings:
Undistributed ordinary income ................ $1,589,549 $9,499,683 $—
5. Income Taxes
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The Funds utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income.
6. Investment Transactions
Purchases and sales of investments for the year ended July 31, 2023, were as follows:
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Investing in China A shares may include certain risks and considerations not typically associated with investing in U.S.
securities. In general, A shares are issued by companies incorporated in the People’s Republic of China (PRC) and listed on the Shanghai and Shenzhen Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a
QFII license and, in the case of certain eligible A shares, through the Shanghai and Shenzhen Stock Connect programs. The
Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Funds have exposure to Russian investments or investments in countries affected by the invasion, the Funds’ ability to price, buy, sell, receive or deliver such investments was impaired. The Funds could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Funds may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Funds’ portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Funds’ performance and the value of an investment in the Funds, even beyond any direct exposure
Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Purchases .............................. $131,900,297 $885,226,488 $1,748,008,992
Sales .................................. $118,696,905 $834,482,351 $2,117,474,707
5. Income Taxes
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Annual Report
the Funds may have to Russian issuers or issuers in other countries affected by the invasion. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Franklin Emerging Market Core Equity (IU) Fund had little or no value at July 31, 2023.
Certain investments in China companies may be made through a special structure known as a variable interest entity (VIE).
In a VIE structure, foreign investors, such as Franklin Emerging Market Core Equity (IU) Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or China companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership.
While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holdings to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund's returns and net asset value.
8. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At July 31, 2023, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
9. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
Shares Issuer
Acquisition
Date Cost Value
Franklin Emerging Market Core Equity (IU) Fund
34,540 Jio Financial Services Ltd ...................... 10/07/21 - 4/05/23 $ 99,680 $ 109,974
Total Restricted Securities (Value is 0.1% of Net Assets) .............. $99,680 $109,974
7. Concentration of Risk
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The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2023, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 367,226 $ — $ 367,226
Air Freight & Logistics ................... 494,840 — — 494,840
Automobile Components ................. — 889,486 — 889,486
Automobiles .......................... — 3,380,849 — 3,380,849
Banks ............................... 2,389,421 14,742,471 — 17,131,892
Beverages ........................... 1,610,779 598,434 — 2,209,213
Biotechnology ......................... — 988,555 — 988,555
Broadline Retail ....................... 2,884,854 3,605,175 — 6,490,029
Capital Markets ........................ 135,093 1,338,222 109,974 1,583,289
Chemicals ........................... 219,614 4,195,065 —
a
4,414,679
Communications Equipment .............. — 236,027 — 236,027
Construction & Engineering ............... — 827,561 — 827,561
Construction Materials .................. — 989,721 — 989,721
Consumer Finance ..................... — 655,316 — 655,316
Consumer Staples Distribution & Retail ...... 998,380 1,188,165 — 2,186,545
Containers & Packaging ................. 129,868 — — 129,868
Diversified Consumer Services ............ — 278,727 — 278,727
Diversified REITs ...................... 126,214 — — 126,214
Diversified Telecommunication Services ..... — 2,001,689 — 2,001,689
Electric Utilities ........................ 697,540 — —
a
697,540
Electrical Equipment .................... — 1,722,610 — 1,722,610
Electronic Equipment, Instruments &
Components ........................ — 2,899,694 — 2,899,694
Entertainment ......................... 281,697 1,386,764 — 1,668,461
Financial Services ...................... — 807,082 — 807,082
Food Products ........................ 353,384 2,147,191 — 2,500,575
Gas Utilities .......................... — 426,013 — 426,013
Ground Transportation .................. — 159,709 — 159,709
Health Care Equipment & Supplies ......... — 288,306 — 288,306
Health Care Providers & Services .......... — 1,327,070 — 1,327,070
Hotels, Restaurants & Leisure ............. 975,283 2,063,511 — 3,038,794
Household Durables .................... — 547,730 — 547,730
Household Products .................... 145,352 — — 145,352
Independent Power and Renewable Electricity
Producers .......................... 325,970 562,420 — 888,390
Industrial Conglomerates ................ 517,677 1,026,585 — 1,544,262
Insurance ............................ 309,884 3,731,359 — 4,041,243
Interactive Media & Services .............. 428,398 6,138,547 — 6,566,945
IT Services ........................... — 2,727,102 — 2,727,102
Life Sciences Tools & Services ............ — 922,093 — 922,093
Machinery ............................ — 641,352 — 641,352
Marine Transportation ................... — 371,314 — 371,314
Media ............................... 120,706 — — 120,706
Metals & Mining ....................... 840,030 2,460,439 —
a
3,300,469
Oil, Gas & Consumable Fuels ............. 1,790,746 3,405,666 — 5,196,412
Paper & Forest Products ................. — 187,636 — 187,636
Passenger Airlines ..................... — 327,602 — 327,602
Personal Care Products ................. — 1,070,225 — 1,070,225
Pharmaceuticals ....................... — 1,703,914 — 1,703,914
9. Fair Value Measurements
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Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Real Estate Management & Development .... $ 487,778 $ 1,487,642 $ — $ 1,975,420
Semiconductors & Semiconductor Equipment . 355,537 11,547,500 — 11,903,037
Software ............................. — 378,180 — 378,180
Specialty Retail ........................ 343,525 520,741 — 864,266
Technology Hardware, Storage & Peripherals . — 8,578,802 — 8,578,802
Textiles, Apparel & Luxury Goods .......... — 1,458,104 — 1,458,104
Tobacco ............................. — 551,524 — 551,524
Trading Companies & Distributors .......... — 136,627 — 136,627
Transportation Infrastructure .............. 667,788 182,916 — 850,704
Water Utilities ......................... — 119,467 — 119,467
Wireless Telecommunication Services ....... — 2,581,529 — 2,581,529
Preferred Stocks ......................... 4,596,446 — — 4,596,446
Short Term Investments ................... 1,411,873 — — 1,411,873
Total Investments in Securities ........... $23,638,677 $102,877,655
b
$109,974 $126,626,306
Franklin International Core Equity (IU) Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 13,497,256 — 13,497,256
Air Freight & Logistics ................... — 5,683,191 — 5,683,191
Automobile Components ................. — 4,956,563 — 4,956,563
Automobiles .......................... — 31,623,935 — 31,623,935
Banks ............................... 3,647,197 69,512,407 — 73,159,604
Beverages ........................... — 18,061,635 — 18,061,635
Biotechnology ......................... — 7,550,017 — 7,550,017
Broadline Retail ....................... — 7,848,026 — 7,848,026
Building Products ...................... — 12,016,341 — 12,016,341
Capital Markets ........................ — 28,967,995 — 28,967,995
Chemicals ........................... — 29,143,793 — 29,143,793
Commercial Services & Supplies ........... — 1,811,896 — 1,811,896
Communications Equipment .............. — 1,694,106 — 1,694,106
Construction & Engineering ............... — 5,853,720 — 5,853,720
Construction Materials .................. 5,399,224 — — 5,399,224
Consumer Staples Distribution & Retail ...... — 15,048,961 — 15,048,961
Containers & Packaging ................. 964,354 — — 964,354
Diversified Consumer Services ............ — 1,039,861 — 1,039,861
Diversified REITs ...................... — 2,553,669 — 2,553,669
Diversified Telecommunication Services ..... — 17,832,982 — 17,832,982
Electric Utilities ........................ — 15,121,225 — 15,121,225
Electrical Equipment .................... — 15,457,626 — 15,457,626
Electronic Equipment, Instruments &
Components ........................ — 10,991,453 — 10,991,453
Entertainment ......................... — 5,995,146 — 5,995,146
Financial Services ...................... — 13,259,395 — 13,259,395
Food Products ........................ — 32,619,777 — 32,619,777
Gas Utilities .......................... — 5,190,554 — 5,190,554
Ground Transportation .................. — 4,512,208 — 4,512,208
Health Care Equipment & Supplies ......... — 15,908,706 — 15,908,706
Health Care Providers & Services .......... — 3,016,822 — 3,016,822
Health Care Technology ................. — 899,517 — 899,517
Hotels, Restaurants & Leisure ............. — 13,569,312 — 13,569,312
Household Durables .................... — 15,502,005 — 15,502,005
Household Products .................... — 4,723,195 — 4,723,195
9. Fair Value Measurements
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Notes to Financial Statements

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Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
Level 1 Level 2 Level 3 Total
Franklin International Core Equity (IU) Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Independent Power and Renewable Electricity
Producers .......................... $ — $ 1,256,283 $ — $ 1,256,283
Industrial Conglomerates ................ — 17,127,488 — 17,127,488
Industrial REITs ....................... — 2,958,044 — 2,958,044
Insurance ............................ — 39,826,902 — 39,826,902
Interactive Media & Services .............. — 2,334,683 — 2,334,683
IT Services ........................... — 8,302,220 — 8,302,220
Leisure Products ....................... — 2,013,586 — 2,013,586
Life Sciences Tools & Services ............ — 5,958,169 — 5,958,169
Machinery ............................ — 23,995,561 — 23,995,561
Marine Transportation ................... — 6,066,743 — 6,066,743
Media ............................... — 2,907,486 — 2,907,486
Metals & Mining ....................... — 24,941,541 — 24,941,541
Multi-Utilities .......................... — 10,143,669 — 10,143,669
Office REITs .......................... — 949,215 — 949,215
Oil, Gas & Consumable Fuels ............. — 48,406,742 — 48,406,742
Paper & Forest Products ................. — 2,158,683 — 2,158,683
Passenger Airlines ..................... — 2,043,137 — 2,043,137
Personal Care Products ................. — 23,211,195 — 23,211,195
Pharmaceuticals ....................... — 94,268,988 — 94,268,988
Professional Services ................... — 15,625,260 — 15,625,260
Real Estate Management & Development .... — 12,172,423 — 12,172,423
Retail REITs .......................... — 2,331,229 — 2,331,229
Semiconductors & Semiconductor Equipment . — 37,776,298 — 37,776,298
Software ............................. 2,607,578 13,661,344 — 16,268,922
Specialty Retail ........................ — 10,816,049 — 10,816,049
Technology Hardware, Storage & Peripherals . — 5,238,070 — 5,238,070
Textiles, Apparel & Luxury Goods .......... — 36,168,847 — 36,168,847
Tobacco ............................. — 8,403,006 — 8,403,006
Trading Companies & Distributors .......... — 16,643,043 — 16,643,043
Transportation Infrastructure .............. — 1,587,325 — 1,587,325
Wireless Telecommunication Services ....... — 9,323,963 — 9,323,963
Rights ................................. — — —
a
—
Short Term Investments ................... 7,035,498 — — 7,035,498
Total Investments in Securities ........... $19,653,851 $920,080,487
c
$— $939,734,338
Franklin U.S. Core Equity (IU) Fund
Assets:
Investments in Securities:
d
Common Stocks ......................... 1,785,145,927 — — 1,785,145,927
Short Term Investments ................... 15,977,991 — — 15,977,991
Total Investments in Securities ........... $1,801,123,918 $— $— $1,801,123,918
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $102,877,655, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $920,080,487, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
For detailed categories, see the accompanying Schedule of Investments.
9. Fair Value Measurements
(continued)

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Notes to Financial Statements

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10. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR American Depositary Receipt
GDR Global Depositary Receipt
REIT Real Estate Investment Trust

Franklin Fund Allocator Series
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees of Franklin Fund Allocator Series and Shareholders of Franklin Emerging Market Core Equity (IU)
Fund, Franklin International Core Equity (IU) Fund, and Franklin U.S. Core Equity (IU) Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin
Emerging Market Core Equity (IU) Fund, Franklin International Core Equity (IU) Fund, and Franklin U.S. Core Equity (IU) Fund
(three of the funds constituting Franklin Fund Allocator Series, hereafter collectively referred to as the "Funds") as of July 31,
2023, the related statements of operations for the year ended July 31, 2023, the statements of changes in net assets for each of the two years in the period ended July 31, 2023, including the related notes, and the financial highlights for each of the three years in the period ended July 31, 2023 and the period August 19, 2019 through July 31, 2020 (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2023, and each of the financial highlights for each of the three years in the period ended July 31, 2023 and the period August 19, 2019 through July 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2023 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
September 20, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Fund Allocator Series
Tax Information (unaudited)

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Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended July 31, 2023:
Under Section 853 of the Internal Revenue Code, the Funds below intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended July 31, 202 3 :
Pursuant to:
Franklin
Emerging Market
Core Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) — — $60,991,521
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $9,206 — $28,673,511
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $3,305,660 $28,877,199 $29,479,554
Section 163(j) Interest Dividends Earned §163(j) $18,639 — $599,150
Franklin
Emerging Market
Core Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Foreign Taxes Paid $645,027 $2,519,164 —
Foreign Source Income
Earned $5,309,758 $34,462,059 —

Franklin Fund Allocator Series
Board Members and Officers

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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1995 119 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 119 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 119 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1998
and Lead Independent
Trustee since 2019
119 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 119 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 119 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 110 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of
the Board and
Trustee
Chairman of the
Board since January
2023 and Trustee since
2007
129 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 2013 119 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Legg Mason Partners Fund Advisor, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020).
Independent Board Members
(continued)

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Annual Report
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President since
2015 and Secretary
since June 2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

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Annual Report
accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

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Shareholder Information

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Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN FUND ALLOCATOR SERIES
Franklin Emerging Market Core Equity (IU) Fund
Franklin International Core Equity (IU) Fund
Franklin U.S. Core Equity (IU) Fund
(each a Fund)
March 27, 2023 15(c) Meeting
At a meeting held on March 27, 2023 (March Meeting), the
Board of Trustees (Board) of Franklin Fund Allocator Series
(Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
the continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust,
on behalf of each Fund (each a Management Agreement),
for the period May 1, 2023 through June 30, 2023 (Stub
Period). The Independent Trustees noted that each Fund’s
annual contract review was historically held at the February
Board meeting and that management proposed to move the
contract review to the May Board meeting. The Independent
Trustees further noted management’s explanation that, to
effect this change, the Board needed to consider the renewal of each Fund’s Management Agreement prior to its current
April 30, 2023 expiration date. The Independent Trustees
also noted that management would ask them to consider
the continuation of each Management Agreement again at
the May Board meeting for the 12-month period beginning
July 1, 2023. The Independent Trustees received advice
from and met separately with Independent Trustee counsel
in considering whether to approve the continuation of each
Management Agreement for the Stub Period. Although the
Management Agreements for the Funds were considered
at the same Board meeting, the Board considered the
information provided to it about the Funds together and
with respect to each Fund separately as the Board deemed
appropriate.
In considering the continuation of each Management
Agreement, the Board reviewed and considered
information provided by the Manager at the March
Meeting and throughout the year at meetings of the
Board and its committees. The Board also reviewed
and considered information provided in response to a
detailed set of requests for information submitted to the
Manager by Independent Trustee counsel on behalf of
the Independent Trustees in connection with the annual
contract renewal process. In addition, prior to the March
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met
with management to request additional information that
the Independent Trustees reviewed and considered prior
to and at the March Meeting. The Board reviewed and
considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including,
but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment
performance of each Fund; (iii) the costs of the services
provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v)
whether fee levels reflect these economies of scale for the
benefit of Fund investors (Factors).
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the best
interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-

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party servicing arrangements. The Board acknowledged
management’s continued development of strategies
to address areas of heightened concern in the mutual
fund industry, including various regulatory initiatives and
continuing geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided
to the Fund by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and
their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for each Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Franklin Emerging Market Core Equity (IU) Fund – The
Performance Universe for the Fund included the Fund and
all retail and institutional emerging markets funds. The Fund commenced operations on September 30, 2019, and thus
has been in operation for less than five years. The Board
noted that the Fund’s annualized total return for the one-year period was above the median and in the first quintile (best)
of its Performance Universe, but was below the median of its
Performance Universe for the three-year period. The Board
concluded that the Fund’s performance was satisfactory.
Franklin International Core Equity (IU) Fund – The
Performance Universe for the Fund included the Fund and
all retail and institutional international large-cap core funds.
The Fund commenced operations on September 30, 2019,
and thus has been in operation for less than five years. The
Board noted that the Fund’s annualized total return for the
one-year period was below the median of its Performance
Universe, but for the three-year period was above the
median and in the second quintile of its Performance
Universe. The Board also noted the short operating history of the Fund. The Board concluded that the Fund’s performance
was satisfactory.
Franklin U.S. Core Equity (IU) Fund – The Performance
Universe for the Fund included the Fund and all retail and
institutional large-cap core funds. The Fund commenced
operations on September 30, 2019, and thus has been in
operation for less than five years. The Board noted that the
Fund’s annualized total return for the one- and three-year
periods was above the median of its Performance Universe.
The Board concluded that the Fund’s performance was
satisfactory.
Comparative Fees and Expenses
The Board noted that, pursuant to each Management
Agreement, the Manager provides general investment
management and administrative services to each Fund
for a zero management fee. The Board also noted that the
Manager assumes all expenses incurred by each Fund
(including acquired fund fees and expenses), excluding
certain non-routine expenses, such as those relating to
litigation, indemnification, reorganizations and liquidations, incurred by each Fund. The Board further noted that
comparative fee data for the Funds customarily prepared
by Broadridge was not provided because the Funds have a
zero management fee. After consideration of the above, the
Board concluded that the management fee for each Fund is
reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2022, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted

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that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the
Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. In connection with this review, the Board
noted that because each Fund pays a zero management
fee, the consideration of possible economies of scale in the future was not relevant.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for the
Stub Period.
March 27, 2023 15(c) Meeting
At a meeting held on May 24, 2023 (May Meeting), the
Board reviewed and approved the Management Agreements
for an additional twelve-month period beginning July 1,
2023. The Board noted its review and consideration of the
information it received in connection with both the March
Meeting and the May Meeting. In particular, the Board
reviewed and considered information provided in response
to a follow-up set of requests for information submitted to
the Manager by Independent Trustee counsel on behalf
of the Independent Trustees, which included information
on Fund performance for the one- and three-year periods
ended March 31, 2023 and the other Factors. The Board
determined that the conclusions it made at the March
Meeting had not changed. Based on its review, consideration
and evaluation of all factors it believed relevant, including the above-described Factors and conclusions, the Board
unanimously approved the continuation of the Management
Agreements for an additional twelve-month period beginning
July 1, 2023.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs

Franklin Fund Allocator Series
Shareholder Information

franklintempleton.com
Annual Report
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with the
U.S. Securities and Exchange Commission for the first and
third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form
N-PORT by visiting the Commission’s website at
sec.gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services
.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $113,572 for the fiscal year ended July 31, 2023 and $113,598 for the fiscal year ended July 31, 2022.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $70,000 for the fiscal year ended July 31, 2023, and $0 for the fiscal year ended July 31, 2022. The services for which these fees were paid included global access to tax platform International Tax View.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended July 31, 2023 and $857 for the fiscal year ended July 31, 2022. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $94,715 for the fiscal year ended July 31, 2023 and $244,938 for the fiscal year ended July 31, 2022. The services for which these fees were paid included professional fees in connection with determining the feasibility of a U.S. direct lending structure, professional fees in connection with SOC 1 Reports, professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with license for employee development tool ProEdge, professional fees relating to security counts and fees in connection with license for accounting and business knowledge platform Viewpoint.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $164,715 for the fiscal year ended July 31, 2023 and $245,795 for the fiscal year ended July 31, 2022.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5.  Audit Committee of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-
End Management Investment Companies.                  N/A

Item 8.  Portfolio Managers of Closed-End Management Investment
Companies.                                            N/A

Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and
Affiliated Purchasers.         N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.
(a)
 Evaluation of Disclosure Controls and Procedures
.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls
.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                       N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  September 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  September 26, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  September 26, 2023